SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 68.3%
	Shares	Value
BERMUDA — 0.0%
RenaissanceRe Holdings	287	$61,521

CHINA — 0.0%
NXP Semiconductors	1,309	267,141

JAPAN — 0.1%
Allegro MicroSystems *	14,040	382,169

MEXICO — 0.0%
Southern Copper	787	56,609

SWEDEN — 0.0%
Autoliv	517	53,571

UNITED STATES — 68.2%
COMMUNICATION SERVICES — 5.0%
Alphabet, Cl A *	39,519	5,237,453
Alphabet, Cl C *	18,303	2,451,138
AT&T	30,892	511,881
Atlanta Braves Holdings, Cl C *	87	3,113
Charter Communications, Cl A *	532	212,869
Comcast, Cl A	34,500	1,445,205
Electronic Arts	938	129,453
Endeavor Group Holdings, Cl A	1,794	43,612
Fox, Cl A	3,472	102,563
Fox, Cl B	2,648	73,244
GCI Liberty *(1)	1,489	—
Interpublic Group	4,420	135,871
Liberty Broadband, Cl C *	1,858	154,437
Liberty Media -Liberty Formula One, Cl C *	2,990	190,343
Liberty Media -Liberty SiriusXM *	2,176	58,730
Liberty Media -Liberty SiriusXM, Cl A *	1,491	40,167
Live Nation Entertainment *	1,417	119,340
Match Group *	1,132	36,654
Meta Platforms, Cl A *	24,555	8,033,168
Netflix *	3,113	1,475,469
News, Cl A	5,717	126,003
News, Cl B	2,934	67,599
Omnicom Group	3,901	314,538

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
COMMUNICATION SERVICES — continued
Pinterest, Cl A *	1,763	$60,065
ROBLOX, Cl A *	977	38,406
Roku, Cl A *	1,872	195,062
Sirius XM Holdings	6,667	31,202
Snap, Cl A *	4,654	64,365
Spotify Technology *	532	98,478
T-Mobile US *	4,935	742,471
Trade Desk, Cl A *	1,417	99,842
Verizon Communications	34,257	1,313,071
Walt Disney *	5,658	524,440
Warner Bros Discovery *	17,166	179,385
		24,309,637

CONSUMER DISCRETIONARY — 7.2%
Airbnb, Cl A *	1,134	143,270
Amazon.com *	41,132	6,008,974
Aptiv *	1,406	116,473
Aramark	3,598	100,780
AutoNation *	7,727	1,045,231
AutoZone *	372	970,894
Best Buy	3,091	219,275
Booking Holdings *	164	512,615
BorgWarner	3,607	121,520
Burlington Stores *	229	38,836
Caesars Entertainment *	3,785	169,265
Carnival *	5,725	86,219
Chipotle Mexican Grill, Cl A *	180	396,405
Choice Hotels International	751	82,820
Churchill Downs	655	75,829
Crocs *	3,232	341,332
Darden Restaurants	1,419	222,031
Deckers Outdoor *	713	473,411
Dick's Sporting Goods	6,556	852,936
Domino's Pizza	573	225,126
DoorDash, Cl A *	2,182	205,064
DR Horton	7,039	898,669
DraftKings, Cl A *	1,540	58,890
eBay	600	24,606
Expedia Group *	668	90,968
Five Below *	508	95,738

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
Floor & Decor Holdings, Cl A *	1,404	$128,761
Ford Motor	32,143	329,787
Gap	15,506	311,205
Garmin	2,036	248,881
General Motors	10,175	321,530
Gentex	7,467	227,071
Genuine Parts	1,331	176,730
H&R Block	1,278	58,047
Hilton Worldwide Holdings	1,556	260,661
Home Depot	5,159	1,617,295
Hyatt Hotels, Cl A	425	48,773
Las Vegas Sands	3,090	142,511
Lear	1,493	199,689
Lennar, Cl A	4,547	581,652
Lennar, Cl B	300	34,422
LKQ	12,623	562,102
Lowe's	5,107	1,015,425
Lululemon Athletica *	1,350	603,180
Marriott International, Cl A	1,537	311,550
McDonald's	3,125	880,750
NIKE, Cl B	3,109	342,829
NVR *	44	270,837
Ollie's Bargain Outlet Holdings *	831	60,887
O'Reilly Automotive *	605	594,340
Penske Automotive Group	7,265	1,084,664
Phinia	721	18,396
Polaris	719	59,296
Pool	1,364	473,744
PulteGroup	14,710	1,300,658
Ralph Lauren, Cl A	644	83,321
Rivian Automotive, Cl A *	3,071	51,470
Ross Stores	2,898	377,841
Royal Caribbean Cruises *	7,089	761,784
Service International	2,804	171,801
Starbucks	5,137	510,104
Tempur Sealy International	851	34,312
Tesla *	8,027	1,927,122
Thor Industries	1,951	193,286
TJX	10,611	934,935
Toll Brothers	12,071	1,036,778
TopBuild *	1,084	320,626

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
Tractor Supply	3,585	$727,791
Ulta Beauty *	706	300,749
Vail Resorts	505	109,742
Williams-Sonoma	4,629	868,123
Wingstop	431	103,595
Wynn Resorts	834	70,406
YETI Holdings *	5,790	246,886
Yum! Brands	2,040	256,122
		34,929,644

CONSUMER STAPLES — 3.8%
Altria Group	9,338	392,570
Archer-Daniels-Midland	3,138	231,365
BJ's Wholesale Club Holdings *	1,226	79,175
Brown-Forman, Cl A	359	21,623
Brown-Forman, Cl B	2,007	117,891
Bunge Global	1,742	191,394
Campbell Soup	4,409	177,154
Casey's General Stores	1,335	367,659
Celsius Holdings *	1,041	51,540
Church & Dwight	2,027	195,869
Clorox	860	123,281
Coca-Cola	18,080	1,056,595
Colgate-Palmolive	4,095	322,563
Constellation Brands, Cl A	769	184,937
Costco Wholesale	1,797	1,065,154
Coty, Cl A *	25,345	288,933
Dollar General	1,957	256,602
Dollar Tree *	3,120	385,601
General Mills	5,055	321,801
Hershey	969	182,094
J M Smucker	1,221	133,980
Kellanova	4,310	226,447
Kenvue	18,233	372,682
Keurig Dr Pepper	3,589	113,305
Kimberly-Clark	637	78,816
Kraft Heinz	3,975	139,562
Kroger	13,127	581,132
Lamb Weston Holdings	2,554	255,477
McCormick	1,686	109,269

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER STAPLES — continued
Molson Coors Beverage, Cl B	1,922	$118,280
Mondelez International, Cl A	11,963	850,091
Monster Beverage *	2,824	155,744
PepsiCo	9,156	1,540,863
Performance Food Group *	2,220	144,411
Philip Morris International	6,507	607,493
Procter & Gamble	11,235	1,724,797
Spectrum Brands Holdings	1,494	103,579
Sysco	4,821	347,932
Target	8,080	1,081,185
US Foods Holding *	4,222	185,050
Walgreens Boots Alliance	5,187	103,429
Walmart	23,357	3,636,451
WK Kellogg *	1,078	12,068
		18,635,844

ENERGY — 5.1%
APA	12,477	449,172
Baker Hughes, Cl A	9,283	313,301
Cheniere Energy	1,815	330,602
Chesapeake Energy	3,575	287,108
Chevron	16,724	2,401,567
ConocoPhillips	22,826	2,638,001
Coterra Energy	8,475	222,469
Devon Energy	16,520	742,904
Diamondback Energy	5,824	899,284
EOG Resources	11,302	1,390,937
EQT	2,836	113,327
Exxon Mobil	64,897	6,667,518
Halliburton	11,488	425,401
Hess	2,620	368,267
HF Sinclair	3,484	182,840
Kinder Morgan	12,238	215,022
Marathon Oil	74,648	1,898,299
Marathon Petroleum	8,069	1,203,814
Occidental Petroleum	14,200	839,930
ONEOK	6,358	437,748
Ovintiv	3,729	165,344
Phillips 66	3,800	489,782
Pioneer Natural Resources	1,684	390,082

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
ENERGY — continued
Range Resources	1,508	$49,010
Schlumberger	7,561	393,474
Targa Resources	3,612	326,705
Texas Pacific Land	64	107,005
Valero Energy	6,290	788,514
Vitesse Energy	141	3,343
Williams	6,566	241,563
		24,982,333

FINANCIALS — 8.7%
Aflac	6,300	521,073
Allstate	5,636	777,035
Ally Financial	5,697	166,466
American Express	3,969	677,786
American Financial Group	1,501	171,699
American International Group	4,577	301,212
Ameriprise Financial	4,100	1,449,391
Aon, Cl A	2,189	719,065
Apollo Global Management	2,331	214,452
Arch Capital Group *	12,590	1,053,657
Ares Management, Cl A	1,108	124,373
Arthur J Gallagher	1,111	276,639
Assurant	1,374	230,860
Assured Guaranty	9,901	672,377
Bank of America	30,969	944,245
Bank of New York Mellon	6,027	291,225
Bank OZK	3,480	145,673
Berkshire Hathaway, Cl B *	7,873	2,834,280
BlackRock, Cl A	553	415,430
Blackstone, Cl A	1,841	206,873
Block, Cl A *	766	48,587
Brown & Brown	4,375	326,988
Capital One Financial	2,296	256,371
Carlyle Group	4,228	144,936
Cboe Global Markets	1,155	210,430
Charles Schwab	6,282	385,212
Chubb	1,920	440,506
Cincinnati Financial	1,700	174,743
Citigroup	9,203	424,258
Citizens Financial Group	4,500	122,715

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
CME Group, Cl A	1,526	$333,217
Coinbase Global, Cl A *	732	91,295
Discover Financial Services	3,734	347,262
East West Bancorp	15,842	996,779
Equitable Holdings	7,205	221,122
Erie Indemnity, Cl A	369	109,091
Everest Group	1,103	452,837
F&G Annuities & Life	412	16,814
FactSet Research Systems	413	187,279
Fidelity National Financial	10,150	455,126
Fidelity National Information Services	1,785	104,672
Fifth Third Bancorp	6,198	179,432
First American Financial	1,494	89,042
First Citizens BancShares, Cl A	258	378,716
Fiserv *	2,422	316,338
FleetCor Technologies *	1,056	253,968
Franklin Resources	3,098	76,831
Global Payments	308	35,864
Globe Life	1,644	202,426
Goldman Sachs Group	1,605	548,172
Hartford Financial Services Group	6,201	484,670
Huntington Bancshares	13,524	152,280
Interactive Brokers Group, Cl A	500	38,920
Intercontinental Exchange	2,136	243,162
Jack Henry & Associates	664	105,370
Jefferies Financial Group	1,907	67,584
JPMorgan Chase	40,661	6,346,369
Kinsale Capital Group	201	70,370
KKR	2,812	213,262
Loews	2,777	195,195
LPL Financial Holdings	893	198,514
M&T Bank	1,264	162,007
Markel Group *	120	172,691
MarketAxess Holdings	273	65,553
Marsh & McLennan	3,015	601,251
Mastercard, Cl A	4,511	1,866,787
MetLife	2,575	163,847
Moody's	809	295,253
Morgan Stanley	19,336	1,534,118
Morningstar	512	145,080
MSCI, Cl A	334	173,964

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Nasdaq	8,031	$448,451
Northern Trust	2,133	169,040
Old Republic International	3,920	114,895
OneMain Holdings, Cl A	921	38,958
PNC Financial Services Group	1,806	241,932
Primerica	441	92,394
Principal Financial Group	2,833	209,160
Progressive	5,413	887,894
Prudential Financial	3,417	334,114
Raymond James Financial	2,739	288,006
Regions Financial	54,159	903,372
Reinsurance Group of America, Cl A	1,003	163,549
S&P Global	1,117	464,482
State Street	3,066	223,266
Synchrony Financial	5,791	187,397
Toast, Cl A *	1,965	29,220
Tradeweb Markets, Cl A	940	91,086
Travelers	3,002	542,221
Unum Group	7,090	304,870
US Bancorp	5,768	219,876
Visa, Cl A	7,633	1,959,239
Wells Fargo	18,304	816,175
Willis Towers Watson	967	238,172
WR Berkley	4,953	359,340
		42,748,196

HEALTH CARE — 8.6%
Abbott Laboratories	6,781	707,191
AbbVie	13,371	1,903,897
Agilent Technologies	2,620	334,836
agilon health *	2,031	21,569
Align Technology *	224	47,891
Alnylam Pharmaceuticals *	673	113,232
Amgen	2,879	776,294
Baxter International	4,013	144,789
Becton Dickinson	973	229,803
Biogen *	884	206,927
BioMarin Pharmaceutical *	1,333	121,410
Bio-Rad Laboratories, Cl A *	276	84,158
Bio-Techne	1,088	68,435

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Boston Scientific *	4,427	$247,425
Bristol-Myers Squibb	12,613	622,830
Bruker	600	39,054
Cardinal Health	2,590	277,337
Cencora, Cl A	5,219	1,061,388
Centene *	3,902	287,499
Charles River Laboratories International *	201	39,613
Cigna Group	2,537	666,927
Cooper	384	129,377
CVS Health	6,727	457,100
Danaher	5,558	1,241,157
DaVita *	207	21,002
DexCom *	1,310	151,331
Edwards Lifesciences *	1,683	113,956
Elevance Health	2,174	1,042,411
Eli Lilly	10,845	6,409,829
Exact Sciences *	2,413	154,432
Fortrea Holdings *	905	26,643
GE HealthCare Technologies	3,853	263,799
Gilead Sciences	15,684	1,201,394
HCA Healthcare	4,997	1,251,648
Henry Schein *	2,209	147,407
Hologic *	3,662	261,101
Humana	1,451	703,532
IDEXX Laboratories *	883	411,319
Insulet *	201	38,007
Intuitive Surgical *	816	253,645
IQVIA Holdings *	1,590	340,419
Jazz Pharmaceuticals *	876	103,569
Johnson & Johnson	16,674	2,578,801
Laboratory Corp of America Holdings	1,179	255,737
McKesson	5,097	2,398,444
Medtronic	4,394	348,312
Merck	23,136	2,370,977
Mettler-Toledo International *	275	300,281
Moderna *	2,248	174,670
Molina Healthcare *	2,627	960,326
Neurocrine Biosciences *	1,814	211,494
Penumbra *	216	47,971
Pfizer	37,670	1,147,805
Quest Diagnostics	3,134	430,079

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Regeneron Pharmaceuticals *	423	$348,472
Repligen *	751	118,095
ResMed	1,703	268,614
Revvity	1,253	111,392
Royalty Pharma, Cl A	2,289	61,963
Sarepta Therapeutics *	356	28,936
Seagen *	699	149,034
Shockwave Medical *	137	23,913
STERIS	725	145,682
Stryker	1,096	324,778
Teleflex	452	102,012
Thermo Fisher Scientific	2,113	1,047,541
United Therapeutics *	2,678	642,720
UnitedHealth Group	4,458	2,465,140
Universal Health Services, Cl B	1,352	185,873
Veeva Systems, Cl A *	468	81,577
Vertex Pharmaceuticals *	1,838	652,141
Viatris, Cl W	4,807	44,128
Waters *	629	176,504
West Pharmaceutical Services	357	125,221
Zimmer Biomet Holdings	1,614	187,724
Zoetis, Cl A	4,192	740,601
		41,982,541

INDUSTRIALS — 10.2%
3M	1,368	135,528
A O Smith	3,236	243,865
Acuity Brands	270	48,400
Advanced Drainage Systems	211	25,554
AECOM	3,086	274,222
AGCO	3,452	391,906
Air Lease, Cl A	1,766	68,503
Allegion	1,516	160,832
Allison Transmission Holdings	3,317	177,393
American Airlines Group *	10,957	136,196
AMETEK	2,718	421,915
Automatic Data Processing	2,448	562,844
Axon Enterprise *	359	82,523
AZEK, Cl A *	11,143	384,322
Boeing *	2,431	563,093

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Booz Allen Hamilton Holding, Cl A	6,510	$814,596
Broadridge Financial Solutions	2,422	469,432
Builders FirstSource *	12,692	1,702,124
Carlisle	1,518	425,662
Carrier Global	4,546	236,210
Caterpillar	4,699	1,178,133
Ceridian HCM Holding *	626	43,131
CH Robinson Worldwide	1,420	116,511
Cintas	1,601	885,753
Clean Harbors *	377	60,946
Copart *	13,293	667,574
Core & Main, Cl A *	1,408	49,322
CSX	18,285	590,606
Cummins	4,666	1,045,930
Deere	2,423	882,965
Delta Air Lines	30,783	1,136,816
Dover	5,664	799,530
Eaton	7,093	1,615,005
EMCOR Group	202	42,929
Emerson Electric	4,893	434,988
Equifax	822	178,958
Esab	8,393	647,520
Expeditors International of Washington	3,414	410,841
Fastenal	13,458	807,076
FedEx	1,424	368,574
Ferguson	1,083	185,561
Fortive	2,477	170,863
Fortune Brands Innovations	644	44,069
FTI Consulting *	854	188,273
General Dynamics	1,226	302,785
General Electric	8,184	996,771
Graco	2,043	165,034
Hayward Holdings *	4,109	48,445
HEICO	933	159,571
HEICO, Cl A	711	97,699
Honeywell International	2,962	580,315
Howmet Aerospace	8,692	457,199
Hubbell, Cl B	2,808	842,400
Huntington Ingalls Industries	492	116,614
IDEX	1,364	275,092
Illinois Tool Works	1,870	452,933

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Ingersoll Rand	10,738	$767,015
ITT	5,213	564,412
Jacobs Solutions	4,060	516,351
JB Hunt Transport Services	2,083	385,917
Johnson Controls International	6,565	346,632
Knight-Swift Transportation Holdings, Cl A	1,320	70,990
L3Harris Technologies	984	187,757
Landstar System	1,983	342,365
Leidos Holdings	1,976	212,064
Lennox International	1,596	649,029
Lincoln Electric Holdings	418	82,789
Lockheed Martin	1,729	774,194
Masco	2,445	148,045
MSC Industrial Direct, Cl A	417	40,624
Nordson	1,091	256,756
Norfolk Southern	2,226	485,624
Northrop Grumman	637	302,677
nVent Electric	1,044	55,593
Old Dominion Freight Line	3,108	1,209,199
Otis Worldwide	2,931	251,451
Owens Corning	5,907	800,871
PACCAR	10,036	921,506
Parker-Hannifin	2,716	1,176,517
Paychex	1,698	207,105
Paycom Software	453	82,292
Paylocity Holding *	364	57,028
Pentair	5,747	370,911
Quanta Services	6,618	1,246,236
Regal Beloit	3,694	442,541
Republic Services, Cl A	1,694	274,157
Robert Half	510	41,810
Rockwell Automation	1,009	277,919
Rollins	3,031	123,483
RTX	6,888	561,234
Ryder System	524	56,141
Saia *	717	279,910
Snap-on	1,943	533,723
Tetra Tech	304	48,078
Textron	2,959	226,837
Timken	1,532	110,917
Toro	1,660	137,780

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Trane Technologies	6,331	$1,427,071
TransDigm Group	223	214,720
Uber Technologies *	1,759	99,172
U-Haul Holding *	274	15,511
U-Haul Holding, Cl B	2,466	133,534
Union Pacific	3,229	727,397
United Airlines Holdings *	3,592	141,525
United Parcel Service, Cl B	5,876	890,860
United Rentals	4,251	2,023,561
Veralto *	880	67,980
Verisk Analytics, Cl A	2,096	506,037
Vertiv Holdings, Cl A	15,041	656,690
Vestis *	1,799	32,940
Waste Management	2,177	372,245
Watsco	858	327,953
Westinghouse Air Brake Technologies	3,148	366,931
WillScot Mobile Mini Holdings *	1,243	51,858
WW Grainger	1,177	925,346
XPO *	5,861	505,687
Xylem	3,101	326,008
		49,811,358

INFORMATION TECHNOLOGY — 16.1%
Accenture, Cl A	6,502	2,166,076
Adobe *	2,061	1,259,292
Advanced Micro Devices *	5,652	684,796
Akamai Technologies *	2,595	299,800
Amdocs	2,590	216,964
Amphenol, Cl A	3,700	336,663
Analog Devices	1,887	346,038
ANSYS *	498	146,093
Apple	75,172	14,278,921
Applied Materials	4,950	741,411
AppLovin, Cl A *	8,668	324,877
Arista Networks *	3,336	732,953
Arrow Electronics *	2,061	244,352
Aspen Technology *	407	76,622
Atlassian, Cl A *	245	46,783
Autodesk *	696	152,027
Avnet	860	40,214

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Bentley Systems, Cl B	1,009	$52,529
Broadcom	4,753	4,399,995
Cadence Design Systems *	3,228	882,116
CDW	4,332	913,532
Cisco Systems	21,543	1,042,250
Cognizant Technology Solutions, Cl A	4,719	332,123
Corning	6,629	188,860
Crowdstrike Holdings, Cl A *	183	43,369
Datadog, Cl A *	214	24,946
Dell Technologies, Cl C	1,924	145,974
Dropbox, Cl A *	4,271	120,357
Dynatrace *	2,582	138,266
Enphase Energy *	893	90,211
Entegris	1,557	162,551
EPAM Systems *	657	169,631
Fair Isaac *	608	661,261
First Solar *	1,335	210,636
Flex *	5,048	128,472
Fortinet *	8,271	434,724
Gartner *	1,385	602,253
Gen Digital	3,649	80,570
GLOBALFOUNDRIES *	236	12,671
GoDaddy, Cl A *	974	97,458
Hewlett Packard Enterprise	22,176	374,996
HP	9,296	272,745
HubSpot *	334	164,973
Intel	11,751	525,270
International Business Machines	9,045	1,434,175
Intuit	750	428,595
Jabil	7,479	862,478
Juniper Networks	4,413	125,550
Keysight Technologies *	5,333	724,701
KLA	2,788	1,518,401
Kyndryl Holdings *	12,505	225,465
Lam Research	2,439	1,746,129
Lattice Semiconductor *	484	28,338
Manhattan Associates *	800	178,440
Marvell Technology	3,539	197,228
Microchip Technology	4,354	363,298
Micron Technology	5,992	456,111
Microsoft	41,031	15,547,056

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
MongoDB, Cl A *	114	$47,394
Monolithic Power Systems	232	127,303
Motorola Solutions	1,684	543,713
NCR Voyix *	3,755	58,878
NetApp	1,536	140,375
Nutanix, Cl A *	3,981	171,541
NVIDIA	20,422	9,551,369
Okta, Cl A *	1,432	96,016
ON Semiconductor *	11,071	789,694
Oracle	7,002	813,702
Palantir Technologies, Cl A *	6,790	136,140
Palo Alto Networks *	558	164,660
Pegasystems	1,717	89,250
Procore Technologies *	637	37,640
PTC *	1,123	176,715
Pure Storage, Cl A *	1,082	36,041
Qorvo *	1,261	121,686
QUALCOMM	8,550	1,103,377
Roper Technologies	445	239,521
Salesforce *	2,215	557,959
Seagate Technology Holdings	2,151	170,144
ServiceNow *	215	147,434
Skyworks Solutions	376	36,446
Splunk *	213	32,278
Super Micro Computer *	363	99,270
Synopsys *	2,033	1,104,387
TD SYNNEX	3,864	381,145
TE Connectivity	1,704	223,224
Teledyne Technologies *	1,397	562,935
Teradata *	766	36,194
Teradyne	4,998	460,966
Texas Instruments	5,074	774,851
Trimble *	2,367	109,829
Twilio, Cl A *	2,081	134,599
Tyler Technologies *	233	95,260
Ubiquiti	839	94,186
Universal Display	1,029	174,107
VeriSign *	777	164,879
Vontier	1,106	37,305
Western Digital *	3,634	175,559
Workday, Cl A *	187	50,625

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Zebra Technologies, Cl A *	712	$168,730
Zoom Video Communications, Cl A *	352	23,876
Zscaler *	223	44,049
		78,507,838

MATERIALS — 2.3%
Air Products & Chemicals	312	84,412
Albemarle	3,508	425,415
Amcor	11,449	108,537
AptarGroup	607	77,022
Avery Dennison	1,415	275,218
Ball	300	16,587
Celanese, Cl A	1,553	215,339
CF Industries Holdings	999	75,075
Chemours	10,730	294,324
Corteva	4,158	187,942
Crown Holdings	3,489	300,089
Dow	9,179	475,013
DuPont de Nemours	3,291	235,438
Eagle Materials	219	39,650
Eastman Chemical	2,034	170,510
Element Solutions	4,689	98,282
FMC	471	25,274
Freeport-McMoRan	15,117	564,166
Graphic Packaging Holding	5,617	127,337
International Paper	3,582	132,319
Linde	2,187	904,915
LyondellBasell Industries, Cl A	6,571	624,902
Martin Marietta Materials	531	246,697
Mosaic	6,017	215,950
Newmont	1,644	66,072
Nucor	5,377	913,929
Olin	7,245	341,529
Packaging Corp of America	3,028	508,734
PPG Industries	2,282	324,021
Reliance Steel & Aluminum	3,598	990,386
RPM International	4,289	441,467
Sherwin-Williams	1,439	401,193
Steel Dynamics	8,184	974,960
United States Steel	1,939	69,610

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
MATERIALS — continued
Vulcan Materials	1,187	$253,496
Westlake	1,500	192,585
		11,398,395

REAL ESTATE — 0.1%
CBRE Group, Cl A *	6,825	538,902
Zillow Group, Cl A *	875	34,466
Zillow Group, Cl C *	2,176	89,086
		662,454

UTILITIES — 1.1%
AES	5,821	100,179
Alliant Energy	1,852	93,656
Ameren	1,670	129,575
American Electric Power	2,485	197,682
American Water Works	1,226	161,636
Atmos Energy	1,670	190,063
Avangrid	659	20,343
Brookfield Renewable, Cl A	2,770	73,516
CenterPoint Energy	5,209	147,258
CMS Energy	1,584	89,908
Consolidated Edison	2,264	204,009
Constellation Energy	2,197	265,925
Dominion Energy	2,595	117,657
DTE Energy	1,300	135,343
Duke Energy	2,844	262,444
Edison International	1,730	115,893
Entergy	1,355	137,411
Essential Utilities	3,319	118,190
Evergy	1,983	101,212
Exelon	4,665	179,649
FirstEnergy	3,669	135,533
NextEra Energy	7,576	443,272
NiSource	5,185	132,943
NRG Energy	2,500	119,600
PG&E *	11,383	195,446
Pinnacle West Capital	2,395	179,481
PPL	5,203	135,902
Public Service Enterprise Group	3,423	213,698
Sempra	3,342	243,532

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
UTILITIES — continued
Southern	4,088	$290,166
Vistra	9,173	324,816
Xcel Energy	682	41,493
		5,297,431

		333,265,671
Total Common Stock
(Cost $219,738,222)		334,086,682
REGISTERED INVESTMENT COMPANIES — 30.8%

EQUITY FUNDS — 30.8%
AQR Large Cap Defensive Style Fund, Cl R6	321,993	8,590,780
DFA Real Estate Securities Portfolio, Cl I	679,910	25,170,276
DFA US Small Cap Portfolio, Cl I	419,430	17,066,617
DFA US Small Cap Value Portfolio, Cl I	226,688	9,398,491
DFA US Targeted Value Portfolio, Cl I	1,069,261	30,923,025
iShares MSCI USA Min Vol Factor ETF	262,391	20,033,553
iShares MSCI USA Momentum Factor ETF	78,076	11,719,989
Vanguard Small Cap Value ETF	33,831	5,579,070
Vanguard US Momentum Factor ETF	35,839	4,316,055
Vanguard US Quality Factor ETF	54,607	6,429,876
Vanguard US Value Factor ETF	108,091	11,165,800
Total Registered Investment Companies
(Cost $109,632,533)		150,393,532
RIGHTS — 0.0%
	Number of Rights
Abiomed(1)	362	5,651

(Cost $–)		5,651
SHORT-TERM INVESTMENT — 0.6%
	Shares
DWS Government Money Market Series, Institutional Shares, 5.450% (A)
(Cost $3,139,030)	3,139,030	3,139,030

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

SHORT-TERM INVESTMENT— continued
	Shares	Value

Total Investments — 99.7%
(Cost $332,509,785)		$487,624,895

A list of open futures contracts held by the Fund at November 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 Index E-MINI	5	Dec-2023	$1,126,384	$1,144,188	$17,803

Percentages are based on Net Assets of $488,982,950.

*	Non-income producing security.
(1)	Level 3 security in accordance with fair value hierarchy.
(A)	The rate reported is the 7-day effective yield as of November 30, 2023.

Cl — Class
ETF — Exchange-Traded Fund
MSCI — Morgan Stanley Capital International
S&P— Standard & Poor's

Amounts designated as “—” are $0.

SYM-QH-001-0500

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 66.6%
	Shares	Value
EQUITY FUNDS — 66.6%
AQR International Defensive Style Fund, Cl R6	575,951	$7,896,294
Avantis Emerging Markets Equity ETF	251,734	13,888,165
Avantis International Equity ETF	78,528	4,553,839
Avantis International Small Cap Value ETF	100,393	5,985,431
DFA Emerging Markets Portfolio, Cl I	744,553	19,983,815
DFA Emerging Markets Small Cap Portfolio, Cl I	538,616	12,048,833
DFA Emerging Markets Targeted Value Portfolio, Cl I	233,481	2,593,975
DFA International High Relative Profitability Portfolio, Cl I	1,074,203	13,040,822
DFA International Real Estate Securities, Cl I	2,284,566	8,224,438
DFA International Small Cap Growth Portfolio, Cl I	119,042	1,676,106
DFA International Small Cap Value Portfolio, Cl I	600,502	12,328,305
DFA International Value Portfolio, Cl I	695,004	13,476,136
DFA Large Cap International Portfolio, Cl I	986,026	24,966,181
Dimensional Emerging Markets High Profitability	293,910	6,936,276
iShares MSCI EAFE Min Vol Factor ETF	124,680	8,400,938
iShares MSCI Emerging Markets Min Vol Factor ETF	189,359	10,327,640
Schwab International Small-Cap Equity ETF	74,825	2,502,896
Total Registered Investment Companies
(Cost $142,253,547)		168,830,090
COMMON STOCK — 30.5%

AUSTRALIA — 0.5%
BlueScope Steel	2,357	32,332
Brambles	5,144	45,332
Fortescue	30,993	508,933
Glencore	51,090	285,808
REA Group	1,089	111,682
Rio Tinto	542	37,044
Sonic Healthcare	956	18,500
Wesfarmers	1,889	65,710
Woolworths Group	2,779	64,057
		1,169,398

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
AUSTRIA — 0.1%
Erste Group Bank	2,598	$105,066
voestalpine	1,973	55,460
		160,526

BRAZIL — 0.7%
Banco do Brasil	52,000	573,135
BB Seguridade Participacoes	35,500	226,398
Cia de Saneamento Basico do Estado de Sao Paulo ADR	10,614	145,624
CPFL Energia	6,600	49,198
Itau Unibanco Holding ADR	53,504	342,426
PRIO *	28,800	269,917
TIM	31,000	108,770
Ultrapar Participacoes	5,900	30,459
WEG	8,000	55,586
Wheaton Precious Metals	1,709	83,564
		1,885,077

CANADA — 1.9%
Canadian Natural Resources	14,299	954,812
Canadian Pacific Kansas City	5,030	362,122
Cenovus Energy	32,912	583,803
CGI, Cl A *	292	29,690
Constellation Software	28	65,768
Dollarama	865	62,822
Empire	1,696	46,095
George Weston	887	104,032
Hydro One	1,413	39,278
Imperial Oil	9,043	509,479
Intact Financial	1,902	294,772
National Bank of Canada	6,172	408,995
RB Global	1,530	97,249
Restaurant Brands International	812	57,752
Royal Bank of Canada	6,482	585,742
Sun Life Financial	1,996	100,789
Teck Resources, Cl B	5,682	214,056
WSP Global	1,891	261,754
		4,779,010

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CHILE — 0.1%
Antofagasta	7,299	$129,580

CHINA — 4.4%
AAC Technologies Holdings	33,000	92,791
Agricultural Bank of China, Cl A	35,800	18,374
Agricultural Bank of China, Cl H	1,071,000	395,342
Airtac International Group	1,046	36,330
Akeso *	11,000	70,194
Alibaba Group Holding *	127,000	1,180,517
Aluminum Corp of China, Cl H	230,000	113,589
Anhui Conch Cement, Cl A	4,300	13,867
ANTA Sports Products	13,400	139,844
Bank of Beijing, Cl A	31,100	19,760
Bank of China, Cl A	32,800	18,351
Bank of China, Cl H	636,000	233,024
Bank of Communications, Cl A	25,400	20,791
Bank of Ningbo, Cl A	6,868	22,051
Bank of Shanghai, Cl A	15,700	12,967
Baoshan Iron & Steel, Cl A	58,500	51,019
Beijing Enterprises Holdings	6,000	19,892
BOE Technology Group, Cl A	110,400	59,891
BYD, Cl A	1,200	33,472
BYD, Cl H	6,000	161,260
BYD Electronic International	75,000	342,328
C&D International Investment Group	10,000	20,454
China CITIC Bank, Cl H	381,000	172,108
China Coal Energy, Cl H	72,000	60,966
China Everbright Bank, Cl A	35,600	14,424
China Feihe	64,000	37,502
China Galaxy Securities, Cl H	98,000	52,432
China Hongqiao Group	75,500	61,482
China Literature *	37,000	126,136
China Longyuan Power Group, Cl H	127,000	94,985
China Merchants Bank, Cl A	7,100	28,669
China Merchants Securities, Cl A	9,800	19,323
China Merchants Shekou Industrial Zone Holdings, Cl A	16,600	24,227
China Minsheng Banking, Cl A	28,800	15,551
China Overseas Property Holdings	25,000	20,375
China Pacific Insurance Group, Cl A	7,600	25,680
China Pacific Insurance Group, Cl H	65,200	137,695
China Petroleum & Chemical, Cl A	93,900	71,911

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
China Petroleum & Chemical, Cl H	548,000	$281,252
China Resources Beer Holdings	2,000	9,016
China Resources Power Holdings	16,000	30,850
China Shenhua Energy, Cl H	116,000	378,847
China State Construction Engineering, Cl A	16,100	11,208
China State Construction International Holdings	52,000	60,327
China Tourism Group Duty Free, Cl A	1,900	23,739
China Vanke, Cl A	7,800	12,500
China Yangtze Power, Cl A	13,200	42,252
CITIC Securities, Cl A	16,650	50,043
COSCO SHIPPING Holdings, Cl H	118,700	109,359
Dongyue Group	52,000	39,663
Foshan Haitian Flavouring & Food, Cl A	3,912	20,914
Geely Automobile Holdings	43,000	46,787
Great Wall Motor, Cl H	82,500	118,883
Guotai Junan Securities, Cl A	17,100	36,192
Haidilao International Holding	60,000	119,069
Haier Smart Home, Cl A	10,242	31,795
Haier Smart Home, Cl H	19,800	57,254
Haitong Securities, Cl A	21,000	28,614
Huatai Securities, Cl A	13,000	26,099
Huaxia Bank, Cl A	24,900	20,254
Industrial & Commercial Bank of China, Cl A	19,500	13,153
Industrial Bank, Cl A	7,500	15,351
Inner Mongolia Yili Industrial Group, Cl A	7,400	28,302
Jiangsu Hengrui Pharmaceuticals, Cl A	6,404	43,096
Kingsoft	20,400	65,153
Kunlun Energy	54,000	49,899
Kweichow Moutai, Cl A	500	125,599
Lenovo Group	166,000	204,864
Li Auto, Cl A *	19,500	360,552
Li Ning	55,500	154,446
Luxshare Precision Industry, Cl A	12,169	54,289
Luzhou Laojiao, Cl A	1,900	55,207
Midea Group, Cl A	2,800	20,309
NARI Technology, Cl A	12,269	37,887
NetEase	4,500	101,513
New China Life Insurance, Cl A	3,200	14,043
New China Life Insurance, Cl H	10,300	20,466
New Oriental Education & Technology Group *	23,000	187,068
People's Insurance Group of China, Cl H	234,000	75,800
PetroChina, Cl A	60,600	60,907

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
PetroChina, Cl H	998,000	$653,065
PICC Property & Casualty, Cl H	222,000	257,885
Ping An Bank, Cl A	9,600	13,032
Ping An Insurance Group of China, Cl A	4,400	25,190
Poly Developments and Holdings Group, Cl A	15,100	21,713
Pop Mart International Group	34,400	103,226
Postal Savings Bank of China, Cl H	95,000	42,144
SAIC Motor, Cl A	9,100	18,981
Sany Heavy Equipment International Holdings	95,000	98,735
Sany Heavy Industry, Cl A	16,600	31,761
Shanghai Pudong Development Bank, Cl A	12,100	11,618
Shenwan Hongyuan Group, Cl A	35,300	22,314
Sinopharm Group, Cl H	4,400	10,904
Sinotruk Hong Kong	82,000	170,104
Tencent Holdings	45,400	1,891,326
Tongcheng Travel Holdings *	32,000	58,828
Topsports International Holdings	78,000	63,393
Tsingtao Brewery, Cl H	10,000	66,079
Wuliangye Yibin, Cl A	700	14,598
Xiaomi, Cl B *	53,600	106,987
Yankuang Energy Group, Cl H	93,000	172,763
ZTE, Cl H	14,200	30,955
		11,167,996

DENMARK — 1.0%
Danske Bank	7,431	192,533
DSV Panalpina	1,311	197,235
Novo Nordisk, Cl B	13,806	1,410,485
Pandora	4,163	561,996
ROCKWOOL International, Cl B	204	55,157
Vestas Wind Systems *	2,465	68,159
		2,485,565

FINLAND — 0.2%
Neste	972	37,035
Nordea Bank Abp	38,396	429,245
UPM-Kymmene	1,778	62,202
		528,482

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FRANCE — 1.3%
Air Liquide	1,166	$221,050
BNP Paribas	8,413	528,898
Capgemini	162	33,203
Cie Generale des Etablissements Michelin SCA	14,144	475,609
Credit Agricole	15,344	201,091
Dassault Aviation	360	71,498
Dassault Systemes	1,885	88,407
EssilorLuxottica	971	185,409
Hermes International SCA	135	279,788
L'Oreal	162	76,122
LVMH Moet Hennessy Louis Vuitton	119	91,068
Safran	678	119,210
Sartorius Stedim Biotech	205	46,226
SEB	2,691	306,793
Thales	1,345	200,979
TotalEnergies	5,786	394,367
		3,319,718

GERMANY — 1.7%
Bayerische Motoren Werke	3,628	378,552
Bechtle	439	21,771
Brenntag	1,896	164,028
Commerzbank	32,019	391,962
Deutsche Boerse	408	77,564
Deutsche Telekom	26,321	630,866
GEA Group	2,509	92,315
Hannover Rueck	1,228	293,077
Heidelberg Materials	652	53,222
Infineon Technologies	773	29,826
Mercedes-Benz Group	9,509	618,266
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	2,081	886,376
Siemens	4,123	692,589
Siemens Energy *	2,099	24,799
		4,355,213

HONG KONG — 0.0%
Orient Overseas International	5,000	60,118
Techtronic Industries	4,000	40,640
		100,758

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDONESIA — 0.4%
Adaro Energy Indonesia	1,498,700	$253,383
Bank Mandiri Persero	1,171,000	441,550
Bank Negara Indonesia Persero	398,400	135,551
Sumber Alfaria Trijaya	867,100	160,505
		990,989

ITALY — 0.8%
Ferrari	455	163,327
Intesa Sanpaolo	375,784	1,083,229
Mediobanca Banca di Credito Finanziario	7,057	82,840
Moncler	1,893	104,897
Prysmian	4,988	192,404
UniCredit	18,597	507,227
		2,133,924

JAPAN — 6.5%
Advantest	12,800	397,724
Ajinomoto	10,100	377,064
Bandai Namco Holdings	8,100	161,070
Bridgestone	2,700	111,445
Chiba Bank	60,100	450,990
Chugai Pharmaceutical	3,300	116,545
Daiichi Sankyo	5,700	154,454
Daikin Industries	1,200	179,183
Daito Trust Construction	500	55,077
Denso	6,000	94,163
Disco	1,100	238,649
Fuji Electric	600	25,178
FUJIFILM Holdings	3,700	216,674
Fujitsu	1,800	256,294
Hitachi	3,100	215,547
Hoya	3,800	427,410
Isuzu Motors	2,600	34,516
ITOCHU	12,900	501,519
Japan Post Bank	51,300	505,956
Japan Tobacco	28,300	727,728
Kawasaki Kisen Kaisha	3,000	105,509
KDDI	700	21,867
Kurita Water Industries	600	21,304
Makita	2,400	63,453
Marubeni	19,200	300,056

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Mazda Motor	22,800	$245,502
Mitsubishi	6,100	284,432
Mitsubishi HC Capital	106,300	693,398
Mitsubishi Heavy Industries	500	28,090
Mitsubishi UFJ Financial Group	19,500	166,153
Mitsui	13,100	477,718
Mitsui Chemicals	5,000	146,788
Mizuho Financial Group	70,200	1,191,272
Nintendo	3,000	139,837
Nippon Sanso Holdings	2,500	65,710
Nippon Steel	21,900	512,809
Nippon Telegraph & Telephone	177,500	207,719
Nippon Yusen	25,800	694,905
Nissan Motor	70,300	279,045
Nissin Foods Holdings	2,400	238,410
Nitto Denko	800	56,853
Nomura Real Estate Holdings	12,200	297,514
Nomura Research Institute	3,800	106,407
Obayashi	17,900	151,019
Oriental Land	1,000	33,969
ORIX	15,600	284,997
Panasonic Holdings	7,900	81,403
Renesas Electronics *	9,400	163,832
Resona Holdings	30,600	159,397
Rohm	1,200	22,928
Sekisui Chemical	1,000	14,212
Sekisui House	1,400	28,666
Shin-Etsu Chemical	9,500	334,872
Sompo Holdings	1,100	50,461
Sony	4,500	386,960
Sumitomo	6,900	144,668
Sumitomo Electric Industries	19,900	247,135
Sumitomo Mitsui Financial Group	5,000	245,987
Sumitomo Mitsui Trust Holdings	14,000	526,898
Taisei	7,100	241,442
Takeda Pharmaceutical	4,200	119,061
TDK	3,300	153,560
Tokio Marine Holdings	16,800	416,004
Tokyo Electron	3,900	626,541
Tokyo Gas	13,500	312,999

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Toyota Motor	9,500	$180,366
		16,519,314

MALAYSIA — 0.0%
Telekom Malaysia	63,100	71,384

MEXICO — 1.0%
America Movil ADR	3,259	59,216
Arca Continental	40,700	415,002
Cemex ADR *	4,913	33,949
Coca-Cola Femsa ADR	1,429	120,965
Fibra Uno Administracion ‡	84,500	136,613
Grupo Aeroportuario del Sureste ADR	334	78,643
Grupo Bimbo, Ser A	61,400	308,546
Grupo Carso	24,400	221,319
Grupo Financiero Banorte, Cl O	12,100	112,595
Grupo Financiero Inbursa, Cl O *	94,500	231,782
Grupo Mexico	24,500	112,552
Promotora y Operadora de Infraestructura	11,580	114,063
Southern Copper	4,169	299,876
Wal-Mart de Mexico	41,600	163,780
		2,408,901

NETHERLANDS — 0.8%
ASML Holding	1,776	1,210,385
BE Semiconductor Industries	1,174	164,814
Koninklijke Ahold Delhaize	5,722	165,705
Shell	4,894	158,198
Wolters Kluwer	1,641	226,035
		1,925,137

NORWAY — 0.0%
Norsk Hydro	10,046	58,335

PHILIPPINES — 0.0%
Metropolitan Bank & Trust	17,500	15,758

POLAND — 0.3%
Bank Polska Kasa Opieki	6,845	240,481

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
POLAND — continued
Budimex	785	$108,795
Dino Polska *	283	31,519
LPP	12	44,635
mBank *	731	103,023
PGE Polska Grupa Energetyczna *	24,423	51,295
Powszechna Kasa Oszczednosci Bank Polski *	5,789	68,864
Powszechny Zaklad Ubezpieczen	2,812	32,030
Santander Bank Polska *	113	14,039
		694,681

PORTUGAL — 0.0%
Jeronimo Martins SGPS	830	20,537

RUSSIA — 0.0%
Evraz * (1)	29,556	—

SINGAPORE — 0.1%
STMicroelectronics	2,589	122,897
United Overseas Bank	4,500	91,842
		214,739

SOUTH AFRICA — 0.2%
Anglo American	959	25,954
Aspen Pharmacare Holdings	1,529	15,039
FirstRand	6,672	23,866
Gold Fields ADR	6,070	92,810
Harmony Gold Mining ADR	19,012	118,635
Kumba Iron Ore	4,548	143,094
Shoprite Holdings	2,080	28,373
Sibanye Stillwater	68,981	75,911
		523,682

SOUTH KOREA — 1.3%
DB Insurance	1,519	98,008
Hana Financial Group	2,771	89,161
Hankook Tire & Technology	3,690	129,154
Hanmi Semiconductor	2,803	137,554
HD Hyundai	1,770	82,499
HYBE *	415	69,035

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — continued
JYP Entertainment	899	$66,754
Kakao	620	24,189
KB Financial Group	4,476	180,978
Kia	5,045	335,181
Korea Zinc	321	121,768
Kumho Petrochemical	747	73,763
LG Electronics	624	49,477
LG Innotek	754	138,744
Meritz Financial Group	2,356	101,020
POSCO Holdings	872	325,645
Posco International	3,410	150,669
Samsung Electronics	17,471	985,150
Samsung Engineering *	1,742	33,965
Samsung Securities	1,142	34,621
		3,227,335

SPAIN — 0.7%
Banco Bilbao Vizcaya Argentaria	35,047	326,260
Banco Santander	122,982	509,786
CaixaBank	110,550	497,935
Iberdrola	24,820	306,749
Repsol	13,592	208,709
		1,849,439

SWEDEN — 0.6%
Alfa Laval	4,917	183,424
Atlas Copco, Cl A	32,712	504,952
Epiroc, Cl A	4,036	75,274
H & M Hennes & Mauritz, Cl B	1,003	16,064
Investor, Cl B	11,172	232,110
Skandinaviska Enskilda Banken, Cl A	15,724	190,270
SKF, Cl B	11,275	212,205
		1,414,299

SWITZERLAND — 0.8%
Adecco Group	5,713	275,542
Avolta *	4,437	155,003
Chocoladefabriken Lindt & Spruengli	7	86,553
Kuehne + Nagel International	1,107	320,445
Partners Group Holding	42	55,377

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SWITZERLAND — continued
Sika	797	$216,584
Sonova Holding	199	57,454
Straumann Holding	190	26,130
Swatch Group	340	89,220
Swiss Life Holding	127	81,554
VAT Group	453	210,322
Zurich Insurance Group	1,136	569,155
		2,143,339

TAIWAN — 2.1%
Accton Technology	15,000	255,209
Acer	63,000	71,067
Advantech	5,387	60,861
ASE Technology Holding	73,000	298,105
Asia Cement	58,000	77,372
Catcher Technology	22,000	136,874
Chailease Holding	27,026	160,582
Compal Electronics	18,000	17,806
CTBC Financial Holding	75,000	65,643
Delta Electronics	8,000	80,914
E.Sun Financial Holding	271,405	222,266
Evergreen Marine Taiwan	14,600	52,370
Fubon Financial Holding	63,043	129,925
Gigabyte Technology	9,000	71,684
Global Unichip	1,000	52,657
Hon Hai Precision Industry	81,000	263,094
Inventec	50,000	67,779
Lite-On Technology	70,000	246,068
MediaTek	8,000	241,596
Mega Financial Holding	55,793	70,517
Micro-Star International	29,000	170,253
Novatek Microelectronics	25,000	408,362
Quanta Computer	6,000	38,839
Realtek Semiconductor	21,000	301,958
SinoPac Financial Holdings	54,974	33,237
Synnex Technology International	54,000	118,819
Taishin Financial Holding	208,205	121,941
Taiwan Cooperative Financial Holding	154,586	133,154
Taiwan Semiconductor Manufacturing ADR	2,828	275,193
Unimicron Technology	3,000	17,009
United Microelectronics	310,000	484,766
Wistron	48,000	139,849

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
Wiwynn	2,000	$112,215
Yuanta Financial Holding	185,923	154,693
Zhen Ding Technology Holding	36,000	119,365
		5,272,042

THAILAND — 0.4%
Advanced Info Service NVDR	20,700	128,399
Bumrungrad Hospital NVDR	21,000	133,109
Delta Electronics Thailand NVDR	37,600	83,253
Krung Thai Bank NVDR	417,800	216,267
PTT Exploration & Production NVDR	79,400	340,840
		901,868

TURKEY — 0.7%
Akbank	167,732	195,658
Ford Otomotiv Sanayi	3,372	98,210
Haci Omer Sabanci Holding	171,711	362,780
KOC Holding	43,225	211,534
Turk Hava Yollari AO *	20,289	176,516
Turkcell Iletisim Hizmetleri *	86,166	172,640
Turkiye Is Bankasi, Cl C	223,514	166,277
Turkiye Petrol Rafinerileri	30,534	161,500
Yapi ve Kredi Bankasi	314,311	209,366
		1,754,481

UNITED KINGDOM — 1.3%
Ashtead Group	6,149	371,554
AstraZeneca	170	21,880
Auto Trader Group	3,155	28,938
BAE Systems	17,152	227,561
Berkeley Group Holdings	8,232	483,096
BP	112,727	685,344
HSBC Holdings	76,185	581,932
J Sainsbury	41,045	148,317
JD Sports Fashion	113,863	226,638
Legal & General Group	75,485	219,375
Melrose Industries	39,029	256,243
Next	430	43,151
Rolls-Royce Holdings *	7,146	24,386
SSE	1,149	26,623

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — continued
United Utilities Group	2,190	$30,178
		3,375,216

UNITED STATES — 0.6%
CONSUMER DISCRETIONARY — 0.1%
Stellantis	17,457	379,415

CONSUMER STAPLES — 0.0%
JBS	15,200	72,108

ENERGY — 0.1%
Tenaris	11,856	204,548

HEALTH CARE — 0.0%
CSL	90	15,616

INDUSTRIALS — 0.4%
Experian	5,803	213,340
Schneider Electric	4,005	737,128
		950,468

MATERIALS — 0.0%
Holcim Ltd.	261	19,199

		1,641,354
ZAMBIA — 0.0%
First Quantum Minerals	7,784	63,731

Total Common Stock
(Cost $54,048,972)		77,301,808
PREFERRED STOCK — 0.3%

BRAZIL — 0.3%
Cia Energetica de Minas Gerais(2)	117,149	262,999

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

PREFERRED STOCK — continued
	Shares	Value
Petroleo Brasileiro(2)	52,200	$377,444

Total Preferred Stock
(Cost $481,802)		640,443
WARRANTS — 0.0%
	Number of Warrants
Constellation Software, Expires 08/22/28(1)	28	—

(Cost $–)		—
RIGHTS — 0.0%
	Number of Rights
Wistron(1)	39	—

(Cost $–)		—
SHORT-TERM INVESTMENT — 2.2%
	Shares
DWS Government Money Market Series, Institutional Shares, 5.450% (A)
(Cost $5,618,147)	5,618,147	5,618,147

Total Investments — 99.6%
(Cost $202,402,468)		$252,390,488

A list of open futures contracts held by the Fund at November 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
IFSC Nifty50 Index	119	Dec-2023	$4,778,492	$4,821,642	$43,150
MSCI EAFE Index	4	Dec-2023	394,219	425,320	31,101
			$5,172,711	$5,246,962	$74,251

Percentages are based on Net Assets of $253,403,461.

*	Non-income producing security.
‡	Real Estate Investment Trust

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

(1)	Level 3 security in accordance with fair value hierarchy.
(2)	No Interest Rate Available.
(A)	The rate reported is the 7-day effective yield as of November 30, 2023.

ADR — American Depositary Receipt
Cl — Class
EAFE — Europe, Australasia and Far East
ETF — Exchange-Traded Fund
IFSC — International Financial Service Centre
Ltd. — Limited Min — Minimum
MSCI — Morgan Stanley Capital International
NVDR — Non-Voting Depositary Receipt
Ser — Series
Vol — Volatility

Amounts designated as “—” are $0.

SYM-QH-001-0500

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 52.8%
	Shares	Value
AUSTRALIA — 0.2%
BlueScope Steel	1,841	$25,254
Brambles	6,239	54,982
Fortescue	24,313	399,241
Glencore	38,094	213,105
REA Group	734	75,275
Rio Tinto	279	19,069
Sonic Healthcare	729	14,107
Wesfarmers	1,077	37,464
Woolworths Group	2,242	51,679
		890,176

AUSTRIA — 0.0%
Erste Group Bank	2,210	89,375
Verbund	222	21,148
voestalpine	1,767	49,669
		160,192

BRAZIL — 0.3%
Banco do Brasil	40,700	448,589
BB Seguridade Participacoes	15,400	98,213
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	6,800	93,613
CPFL Energia	10,600	79,015
Itau Unibanco Holding ADR	24,573	157,267
PRIO *	21,300	199,626
Raia Drogasil	1,768	10,111
TIM	31,500	110,524
Ultrapar Participacoes	5,700	29,426
Wheaton Precious Metals	1,224	59,849
		1,286,233

CANADA — 0.7%
Canadian Natural Resources	10,494	700,734
Canadian Pacific Kansas City	3,723	268,028
Cenovus Energy	25,153	446,172
CGI, Cl A *	253	25,724
Constellation Software	22	51,675
Dollarama	718	52,146
Empire	508	13,807

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CANADA — continued
George Weston	512	$60,050
Hydro One	1,426	39,639
Imperial Oil	6,944	391,222
Intact Financial	1,593	246,883
National Bank of Canada	4,302	285,077
RB Global	1,078	68,519
Restaurant Brands International	442	31,436
Royal Bank of Canada	1,750	158,138
Sun Life Financial	2,183	110,232
Teck Resources, Cl B	3,793	142,893
WSP Global	1,366	189,083
		3,281,458

CHILE — 0.0%
Antofagasta	5,161	91,624

CHINA — 1.8%
AAC Technologies Holdings	22,000	61,860
Agricultural Bank of China, Cl A	44,800	22,993
Agricultural Bank of China, Cl H	831,000	306,750
Airtac International Group	1,046	36,330
Akeso *	7,000	44,669
Alibaba Group Holding *	90,600	842,164
Aluminum Corp of China, Cl H	166,000	81,981
Anhui Conch Cement, Cl A	3,288	10,604
ANTA Sports Products	6,400	66,791
Bank of Beijing, Cl A	26,800	17,028
Bank of China, Cl A	31,200	17,456
Bank of Communications, Cl A	23,300	19,072
Bank of Ningbo, Cl A	4,440	14,256
Bank of Shanghai, Cl A	12,297	10,157
Baoshan Iron & Steel, Cl A	43,800	38,199
Beijing Enterprises Holdings	4,000	13,261
BOE Technology Group, Cl A	72,900	39,547
BYD, Cl A	900	25,104
BYD, Cl H	3,500	94,068
BYD Electronic International	58,500	267,016
C&D International Investment Group	9,000	18,409
China CITIC Bank, Cl H	275,000	124,225
China Coal Energy, Cl H	84,000	71,127
China Communications Services, Cl H	22,000	9,374

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
China Construction Bank, Cl H	18,000	$10,407
China Everbright Bank, Cl A	30,400	12,317
China Galaxy Securities, Cl H	70,500	37,719
China Hongqiao Group	48,500	39,495
China Literature *	26,600	90,681
China Longyuan Power Group, Cl H	87,000	65,068
China Merchants Bank, Cl A	5,100	20,593
China Merchants Securities, Cl A	5,500	10,845
China Merchants Shekou Industrial Zone Holdings, Cl A	15,700	22,913
China Minsheng Banking, Cl A	24,100	13,013
China Overseas Property Holdings	10,000	8,150
China Pacific Insurance Group, Cl A	3,700	12,502
China Pacific Insurance Group, Cl H	54,000	114,042
China Petroleum & Chemical, Cl A	89,300	68,388
China Petroleum & Chemical, Cl H	316,000	162,182
China Resources Beer Holdings	2,000	9,016
China Resources Power Holdings	12,000	23,138
China Shenhua Energy, Cl H	100,500	328,225
China State Construction Engineering, Cl A	9,800	6,822
China State Construction International Holdings	44,000	51,046
China Tourism Group Duty Free, Cl A	1,400	17,492
China Vanke, Cl A	6,100	9,776
CITIC Securities, Cl A	6,635	19,942
COSCO SHIPPING Holdings, Cl H	96,250	88,676
Foshan Haitian Flavouring & Food, Cl A	3,089	16,513
Geely Automobile Holdings	41,000	44,611
Great Wall Motor, Cl H	60,500	87,181
Guotai Junan Securities, Cl A	7,677	16,249
Haidilao International Holding	49,000	97,240
Haier Smart Home, Cl A	7,541	23,410
Haier Smart Home, Cl H	8,800	25,446
Haitong Securities, Cl A	11,400	15,534
Huatai Securities, Cl A	8,200	16,462
Huaxia Bank, Cl A	20,800	16,919
Industrial & Commercial Bank of China, Cl A	16,300	10,994
Industrial Bank, Cl A	5,400	11,053
Inner Mongolia Yili Industrial Group, Cl A	4,100	15,681
Jiangsu Hengrui Pharmaceuticals, Cl A	4,320	29,072
Jiangsu Yanghe Brewery Joint-Stock, Cl A	900	14,716
Kingsoft	14,200	45,352
Kunlun Energy	18,000	16,633

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Kweichow Moutai, Cl A	400	$100,480
Lenovo Group	124,000	153,031
Li Auto, Cl A *	13,700	253,311
Li Ning	41,500	115,486
Luxshare Precision Industry, Cl A	9,015	40,218
Luzhou Laojiao, Cl A	1,700	49,396
Midea Group, Cl A	2,100	15,232
NARI Technology, Cl A	10,483	32,373
NetEase	2,200	49,628
New China Life Insurance, Cl A	2,100	9,216
New China Life Insurance, Cl H	20,900	41,528
New Oriental Education & Technology Group *	16,400	133,387
NXP Semiconductors	1,605	327,548
People's Insurance Group of China, Cl H	192,000	62,195
PetroChina, Cl A	39,500	39,700
PetroChina, Cl H	748,000	489,472
PICC Property & Casualty, Cl H	168,000	195,156
Ping An Bank, Cl A	7,000	9,502
Ping An Insurance Group of China, Cl A	3,200	18,320
Ping An Insurance Group of China, Cl H	34,500	158,239
Poly Developments and Holdings Group, Cl A	9,900	14,235
Pop Mart International Group	23,000	69,017
SAIC Motor, Cl A	6,000	12,515
Sany Heavy Equipment International Holdings	69,000	71,713
Sany Heavy Industry, Cl A	12,400	23,725
Shanghai Pudong Development Bank, Cl A	10,000	9,602
Shenwan Hongyuan Group, Cl A	19,800	12,516
Sinopharm Group, Cl H	6,800	16,852
Sinotruk Hong Kong	55,000	114,094
Tencent Holdings	32,300	1,345,591
Tongcheng Travel Holdings *	20,800	38,238
Topsports International Holdings	41,000	33,322
Tsingtao Brewery, Cl H	8,000	52,863
Wuliangye Yibin, Cl A	800	16,684
Xiaomi, Cl B *	19,400	38,723
Yadea Group Holdings	36,000	67,696
Yankuang Energy Group, Cl H	81,000	150,471
Yonghui Superstores, Cl A *	19,700	8,423
ZTE, Cl H	3,800	8,284
		8,395,937

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
DENMARK — 0.4%
Danske Bank	7,177	$185,952
DSV Panalpina	936	140,818
Novo Nordisk, Cl B	9,910	1,012,452
Pandora	2,919	394,058
ROCKWOOL International, Cl B	119	32,175
Vestas Wind Systems *	1,900	52,536
		1,817,991

FINLAND — 0.1%
Neste	639	24,347
Nordea Bank Abp	30,772	344,013
UPM-Kymmene	1,783	62,377
Wartsila Abp	1,330	18,379
		449,116

FRANCE — 0.6%
Air Liquide	812	153,938
BNP Paribas	6,402	402,473
Cie Generale des Etablissements Michelin SCA	12,006	403,716
Credit Agricole	832	10,904
Dassault Aviation	220	43,694
Dassault Systemes	1,220	57,218
EssilorLuxottica	589	112,467
Hermes International SCA	98	203,105
L'Oreal	155	72,833
LVMH Moet Hennessy Louis Vuitton	89	68,110
Safran	787	138,375
SEB	1,574	179,447
Societe Generale	9,845	248,013
Thales	937	140,013
TotalEnergies	4,339	295,741
		2,530,047

GERMANY — 0.6%
Bayerische Motoren Werke	2,357	245,934
Bechtle	548	27,176
Brenntag	1,520	131,499
Commerzbank	26,630	325,992
Deutsche Boerse	247	46,956
Deutsche Telekom	9,643	231,125

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
GERMANY — continued
GEA Group	1,917	$70,534
Hannover Rueck	1,226	292,600
Heidelberg Materials	176	14,367
Infineon Technologies	3,332	128,563
Knorr-Bremse	175	10,980
Mercedes-Benz Group	6,190	402,468
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	1,286	547,756
RWE	433	18,560
Siemens	2,796	469,677
Siemens Energy *	582	6,876
		2,971,063

HONG KONG — 0.0%
Orient Overseas International	2,500	30,059
Techtronic Industries	2,500	25,400
		55,459

INDONESIA — 0.2%
Adaro Energy Indonesia	1,134,000	191,724
Bank Mandiri Persero	930,600	350,902
Bank Negara Indonesia Persero	181,400	61,719
Sumber Alfaria Trijaya	703,300	130,185
		734,530

ITALY — 0.3%
Ferrari	239	85,792
Intesa Sanpaolo	227,211	654,955
Mediobanca Banca di Credito Finanziario	5,570	65,384
Moncler	1,706	94,535
Prysmian	4,171	160,890
UniCredit	18,029	491,735
		1,553,291

JAPAN — 2.7%
Advantest	10,000	310,722
Ajinomoto	7,700	287,465
Allegro MicroSystems *	8,855	241,033
Bandai Namco Holdings	5,700	113,346
Bridgestone	2,900	119,700

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Chiba Bank	52,300	$392,459
Chugai Pharmaceutical	2,100	74,165
Daiichi Sankyo	4,500	121,937
Daikin Industries	900	134,388
Daito Trust Construction	200	22,031
Denso	5,200	81,607
Disco	600	130,172
Fuji Electric	500	20,982
FUJIFILM Holdings	2,600	152,257
Fujitsu	1,400	199,340
Hitachi	1,400	97,344
Hitachi Construction Machinery	400	10,429
Hoya	2,900	326,182
Ibiden	600	28,686
Inpex	1,600	22,074
Isuzu Motors	2,200	29,205
ITOCHU	9,400	365,448
Japan Post Bank	35,700	352,098
Japan Post Holdings	13,200	116,626
Japan Tobacco	22,500	578,582
Kawasaki Kisen Kaisha	1,400	49,238
KDDI	1,000	31,238
Kurita Water Industries	500	17,753
Makita	2,100	55,522
Marubeni	15,600	243,795
Mazda Motor	28,000	301,494
Mitsubishi	5,400	251,793
Mitsubishi HC Capital	82,700	539,455
Mitsubishi UFJ Financial Group	15,200	129,514
Mitsui	11,100	404,784
Mitsui Chemicals	4,700	137,981
Mitsui OSK Lines	5,000	137,479
Mizuho Financial Group	54,800	929,939
Nintendo	2,200	102,547
Nippon Sanso Holdings	1,800	47,311
Nippon Steel	14,000	327,823
Nippon Telegraph & Telephone	150,000	175,537
Nippon Yusen	21,000	565,621
Nissan Motor	61,900	245,702
Nissin Foods Holdings	1,800	178,808
Nitto Denko	600	42,639
Nomura Real Estate Holdings	2,400	58,527

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Nomura Research Institute	2,400	$67,204
Obayashi	8,900	75,088
Obic	100	15,299
Oriental Land	1,000	33,969
ORIX	7,500	137,018
Panasonic Holdings	8,000	82,433
Renesas Electronics *	6,900	120,260
Resona Holdings	32,300	168,252
Rohm	1,200	22,928
Sekisui Chemical	800	11,370
Sekisui House	1,200	24,570
Shimadzu	600	15,565
Shin-Etsu Chemical	9,000	317,247
Sompo Holdings	1,000	45,873
Sony	3,700	318,167
Sumitomo	5,600	117,412
Sumitomo Electric Industries	13,400	166,413
Sumitomo Mitsui Financial Group	2,900	142,673
Sumitomo Mitsui Trust Holdings	10,600	398,937
T&D Holdings	3,000	44,637
Taisei	4,300	146,225
Takeda Pharmaceutical	1,900	53,861
TDK	1,800	83,760
Tokio Marine Holdings	1,400	34,667
Tokyo Electron	2,700	433,759
Tokyo Gas	3,700	85,785
		12,466,150

MALAYSIA — 0.0%
Gamuda	17,900	18,324
Telekom Malaysia	43,200	48,872
		67,196

MEXICO — 0.5%
America Movil ADR	3,463	62,923
Arca Continental	27,900	284,486
Cemex ADR *	4,061	28,062
Coca-Cola Femsa ADR	4,480	379,232
Fibra Uno Administracion ‡	43,500	70,327
Grupo Bimbo, Ser A	50,900	255,782
Grupo Carso	17,100	155,105

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
MEXICO — continued
Grupo Financiero Banorte, Cl O	6,600	$61,415
Grupo Financiero Inbursa, Cl O	67,800	166,294
Grupo Mexico	14,300	65,693
Promotora y Operadora de Infraestructura	10,290	101,357
Southern Copper	3,866	278,081
Wal-Mart de Mexico	43,700	172,047
		2,080,804

NETHERLANDS — 0.3%
ABN AMRO Bank	740	9,945
ASML Holding	1,245	848,496
BE Semiconductor Industries	977	137,158
Koninklijke Ahold Delhaize	3,352	97,072
Wolters Kluwer	1,037	142,838
		1,235,509

PHILIPPINES — 0.0%
Metropolitan Bank & Trust	35,300	31,787

POLAND — 0.1%
Bank Polska Kasa Opieki	4,547	159,747
Budimex	513	71,097
Dino Polska *	183	20,382
LPP	6	22,317
mBank *	494	69,622
PGE Polska Grupa Energetyczna *	17,771	37,324
Powszechna Kasa Oszczednosci Bank Polski *	7,038	83,722
Powszechny Zaklad Ubezpieczen	790	8,999
		473,210

PORTUGAL — 0.0%
Jeronimo Martins SGPS	565	13,980

RUSSIA — 0.0%
Evraz *(1)	16,851	—

SINGAPORE — 0.0%
STMicroelectronics	553	26,250

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SINGAPORE — continued
United Overseas Bank	500	$10,205
		36,455

SOUTH AFRICA — 0.1%
Anglo American	623	16,860
Aspen Pharmacare Holdings	1,196	11,763
FirstRand	5,526	19,767
Gold Fields ADR	4,349	66,496
Harmony Gold Mining ADR	13,821	86,243
Kumba Iron Ore	2,999	94,358
Shoprite Holdings	2,772	37,813
Sibanye Stillwater	53,377	58,739
		392,039

SOUTH KOREA — 0.5%
DB Insurance	1,142	73,684
Hana Financial Group	4,656	149,814
Hankook Tire & Technology	3,250	113,753
Hanmi Semiconductor	2,089	102,516
HD Hyundai	623	29,038
HYBE *	310	51,568
JYP Entertainment	663	49,230
Kakao	370	14,435
KB Financial Group	2,990	120,894
Kia	3,952	262,564
Korea Zinc	257	97,490
Kumho Petrochemical	346	34,166
LG Electronics	356	28,227
LG Innotek	574	105,622
Meritz Financial Group	1,869	80,138
POSCO Holdings	614	229,296
Posco International	2,460	108,694
Samsung Electronics	13,761	775,952
Samsung Engineering *	748	14,584
Samsung Securities	930	28,194
		2,469,859

SPAIN — 0.3%
Banco Bilbao Vizcaya Argentaria	17,512	163,023
Banco Santander	70,225	291,098

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SPAIN — continued
CaixaBank	86,144	$388,006
Iberdrola	18,507	228,727
Repsol	12,355	189,714
		1,260,568

SWEDEN — 0.3%
Alfa Laval	4,339	161,862
Atlas Copco, Cl A	25,804	398,318
Epiroc, Cl A	3,719	69,362
H & M Hennes & Mauritz, Cl B	746	11,948
Investor, Cl B	10,944	227,373
Skandinaviska Enskilda Banken, Cl A	15,002	181,533
SKF, Cl B	7,831	147,386
		1,197,782

SWITZERLAND — 0.5%
Adecco Group	4,147	200,012
Avolta *	3,601	125,798
Chocoladefabriken Lindt & Spruengli	6	74,188
Cie Financiere Richemont, Cl A	85	10,631
Julius Baer Group	166	8,399
Kuehne + Nagel International	809	234,183
Novartis	5,433	530,306
Partners Group Holding	76	100,205
Sika	379	102,993
Sonova Holding	131	37,822
Straumann Holding	350	48,135
Swatch Group	238	62,454
Swiss Life Holding	60	38,530
UBS Group	1,015	28,681
VAT Group	336	156,000
Zurich Insurance Group	839	420,353
		2,178,690

TAIWAN — 0.9%
Accton Technology	11,000	187,153
Acer	57,000	64,299
Advantech	5,058	57,146
ASE Technology Holding	55,000	224,599
Asia Cement	40,000	53,360

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
Asustek Computer	2,000	$25,217
Catcher Technology	22,000	136,874
Chailease Holding	20,898	124,170
Compal Electronics	17,000	16,816
Delta Electronics	9,000	91,029
E.Sun Financial Holding	216,064	176,945
Eclat Textile	1,000	19,014
Evergreen Marine Taiwan	16,800	60,262
Fubon Financial Holding	18,972	39,100
Gigabyte Technology	7,000	55,754
Global Unichip	1,000	52,657
Hon Hai Precision Industry	59,000	191,637
Hua Nan Financial Holdings	18,713	13,321
Inventec	34,000	46,090
Lite-On Technology	11,000	38,668
MediaTek	6,000	181,197
Mega Financial Holding	28,930	36,565
Micro-Star International	19,000	111,545
Novatek Microelectronics	19,000	310,355
Quanta Computer	12,000	77,678
Realtek Semiconductor	15,000	215,685
SinoPac Financial Holdings	26,327	15,917
Synnex Technology International	32,000	70,411
Taishin Financial Holding	148,552	87,003
Taiwan Cooperative Financial Holding	141,606	121,973
Taiwan Semiconductor Manufacturing ADR	2,399	233,447
Unimicron Technology	2,000	11,339
United Microelectronics	202,000	315,880
Wistron	37,000	107,800
Wiwynn	2,000	112,215
Yuanta Financial Holding	162,002	134,790
Zhen Ding Technology Holding	26,000	86,208
		3,904,119

THAILAND — 0.1%
Bumrungrad Hospital NVDR	20,900	132,475
Delta Electronics Thailand NVDR	20,500	45,391
Krung Thai Bank NVDR	280,000	144,937
PTT Exploration & Production NVDR	60,500	259,708
		582,511

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
TURKEY — 0.3%
Akbank	75,504	$88,075
BIM Birlesik Magazalar	10,804	115,340
Ford Otomotiv Sanayi	2,485	72,376
Haci Omer Sabanci Holding	132,610	280,170
KOC Holding	57,321	280,518
Turk Hava Yollari AO *	12,343	107,385
Turkcell Iletisim Hizmetleri *	29,483	59,071
Turkiye Is Bankasi, Cl C	154,559	114,980
Turkiye Petrol Rafinerileri	13,652	72,208
Yapi ve Kredi Bankasi	223,345	148,772
		1,338,895

UNITED KINGDOM — 0.6%
Ashtead Group	4,475	270,402
AstraZeneca	1,371	176,457
BAE Systems	12,198	161,835
Berkeley Group Holdings	6,339	372,005
BP	87,195	530,117
HSBC Holdings	54,653	417,462
J Sainsbury	32,581	117,732
JD Sports Fashion	88,413	175,981
Legal & General Group	52,042	151,245
Melrose Industries	26,222	172,160
Next	390	39,137
Rolls-Royce Holdings *	7,609	25,966
SSE	784	18,166
		2,628,665

UNITED STATES — 40.4%
COMMUNICATION SERVICES — 3.1%
Alphabet, Cl A *	23,878	3,164,551
Alphabet, Cl C *	11,041	1,478,611
AT&T	20,459	339,005
Atlanta Braves Holdings, Cl C *	45	1,610
Charter Communications, Cl A *	567	226,874
Comcast, Cl A	18,958	794,151
Electronic Arts	1,103	152,225
Fox, Cl A	3,250	96,005
Fox, Cl B	2,469	68,293
Interpublic Group	1,698	52,197
Liberty Broadband, Cl A *	267	22,145

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
COMMUNICATION SERVICES — continued
Liberty Broadband, Cl C *	570	$47,378
Liberty Media -Liberty Formula One, Cl A *	600	34,398
Liberty Media -Liberty Formula One, Cl C *	946	60,222
Live Nation Entertainment *	922	77,651
Meta Platforms, Cl A *	14,058	4,599,075
Netflix *	1,457	690,574
News, Cl B	1,712	39,444
Omnicom Group	2,187	176,338
Paramount Global, Cl A	193	3,418
Pinterest, Cl A *	1,730	58,941
ROBLOX, Cl A *	808	31,762
Sirius XM Holdings	6,100	28,548
Spotify Technology *	591	109,400
Take-Two Interactive Software *	447	70,715
TKO Group Holdings, Cl A	262	20,260
T-Mobile US *	2,693	405,162
Trade Desk, Cl A *	830	58,482
Verizon Communications	19,291	739,424
Walt Disney *	3,382	313,478
Warner Bros Discovery *	10,089	105,430
Warner Music Group, Cl A	700	23,177
		14,088,944

CONSUMER DISCRETIONARY — 3.8%
Airbnb, Cl A *	496	62,665
Amazon.com *	13,415	1,959,797
Aptiv *	1,032	85,491
AutoNation *	4,486	606,821
AutoZone *	158	412,369
Best Buy	1,744	123,720
Booking Holdings *	91	284,439
BorgWarner	725	24,425
Caesars Entertainment *	615	27,503
CarMax *	1,199	76,664
Carnival *	6,565	98,869
Chipotle Mexican Grill, Cl A *	112	246,652
Choice Hotels International	455	50,177
Crocs *	1,555	164,224
Darden Restaurants	1,179	184,478
Deckers Outdoor *	79	52,454

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
Dick's Sporting Goods	2,972	$386,657
Domino's Pizza	262	102,937
DoorDash, Cl A *	1,118	105,070
DR Horton	5,390	688,141
eBay	2,133	87,474
Expedia Group *	550	74,899
Ford Motor	19,589	200,983
Gap	5,512	110,626
Garmin	1,013	123,829
General Motors	5,935	187,546
Gentex	1,373	41,753
Genuine Parts	797	105,826
Hilton Worldwide Holdings	1,360	227,827
Home Depot	2,944	922,915
Las Vegas Sands	1,152	53,130
Lennar, Cl A	1,017	130,095
Lennar, Cl B	77	8,835
LKQ	5,913	263,306
Lowe's	2,454	487,929
Lululemon Athletica *	912	407,482
Marriott International, Cl A	970	196,619
McDonald's	1,545	435,443
MGM Resorts International	1,594	62,867
NIKE, Cl B	2,660	293,318
NVR *	39	240,060
Ollie's Bargain Outlet Holdings *	500	36,635
O'Reilly Automotive *	495	486,278
Penske Automotive Group	3,179	474,625
Phinia	145	3,697
Polaris	766	63,172
Pool	769	267,089
PulteGroup	9,406	831,678
Ralph Lauren, Cl A	503	65,078
Rivian Automotive, Cl A *	3,828	64,157
Ross Stores	1,244	162,193
Royal Caribbean Cruises *	4,914	528,058
Starbucks	2,710	269,103
Stellantis	13,961	303,432
Tesla *	4,158	998,253
Thor Industries	684	67,764
TJX	4,922	433,677

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
Toll Brothers	7,686	$660,151
TopBuild *	701	207,342
Tractor Supply	1,454	295,177
Ulta Beauty *	320	136,317
Vail Resorts	154	33,466
Williams-Sonoma	2,445	458,535
Wingstop	242	58,167
YETI Holdings *	3,655	155,849
Yum! Brands	1,015	127,433
		17,593,641

CONSUMER STAPLES — 2.2%
Albertsons, Cl A	3,994	86,949
Altria Group	3,770	158,491
Archer-Daniels-Midland	2,684	197,891
Brown-Forman, Cl A	439	26,441
Brown-Forman, Cl B	866	50,869
Bunge Global	830	91,192
Campbell Soup	2,762	110,977
Casey's General Stores	473	130,264
Church & Dwight	1,050	101,462
Clorox	278	39,851
Coca-Cola	8,134	475,351
Colgate-Palmolive	2,292	180,541
Conagra Brands	2,189	61,927
Constellation Brands, Cl A	601	144,534
Costco Wholesale	1,074	636,603
Dollar General	2,986	391,524
Dollar Tree *	923	114,074
Estee Lauder, Cl A	451	57,588
General Mills	2,434	154,948
Hershey	837	157,289
Hormel Foods	2,432	74,395
J M Smucker	712	78,128
JBS	9,800	46,491
Kellanova	2,394	125,781
Kenvue	9,018	184,328
Keurig Dr Pepper	3,013	95,120
Kimberly-Clark	1,325	163,942
Kraft Heinz	4,127	144,899

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER STAPLES — continued
Kroger	6,817	$301,789
Lamb Weston Holdings	946	94,628
McCormick	1,355	87,757
Molson Coors Beverage, Cl B	1,511	92,987
Mondelez International, Cl A	2,561	181,985
Monster Beverage *	1,746	96,292
PepsiCo	4,504	757,978
Philip Morris International	3,081	287,642
Procter & Gamble	4,936	757,775
Spectrum Brands Holdings	819	56,781
Sysco	2,262	163,249
Target	6,915	925,296
Tyson Foods, Cl A	2,089	97,849
Walgreens Boots Alliance	4,174	83,230
Walmart	12,154	1,892,256
WK Kellogg *	599	6,703
		10,166,047

ENERGY — 3.1%
APA	1,175	42,300
Baker Hughes, Cl A	4,219	142,391
Cheniere Energy	1,146	208,744
Chesapeake Energy	702	56,378
Chevron	11,687	1,678,253
ConocoPhillips	8,972	1,036,894
Coterra Energy	6,460	169,575
Devon Energy	26,974	1,213,021
Diamondback Energy	3,995	616,868
EOG Resources	4,815	592,582
EQT	4,301	171,868
Exxon Mobil	25,412	2,610,829
Halliburton	4,879	180,669
Hess	1,646	231,362
HF Sinclair	601	31,540
Kinder Morgan	8,942	157,111
Marathon Oil	40,287	1,024,498
Marathon Petroleum	4,908	732,225
Occidental Petroleum	8,900	526,435
ONEOK	3,454	237,808
Ovintiv	1,213	53,784

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
ENERGY — continued
Phillips 66	2,765	$356,381
Pioneer Natural Resources	1,593	369,003
Schlumberger	4,590	238,864
Targa Resources	7,200	651,240
Tenaris	10,560	182,188
Texas Pacific Land	23	38,455
Valero Energy	4,037	506,078
Williams	5,634	207,275
		14,264,619

FINANCIALS — 5.2%
Aflac	3,450	285,349
Allstate	2,878	396,790
American Express	1,862	317,974
American Financial Group	105	12,011
American International Group	7,003	460,867
Ameriprise Financial	2,062	728,938
Aon, Cl A	1,345	441,819
Apollo Global Management	786	72,312
Arch Capital Group *	6,548	548,002
Ares Management, Cl A	500	56,125
Arthur J Gallagher	956	238,044
Assurant	1,057	177,597
Assured Guaranty	510	34,634
Axis Capital Holdings	1,862	104,905
Bank of America	15,404	469,668
Bank of New York Mellon	3,754	181,393
Bank OZK	2,910	121,813
Berkshire Hathaway, Cl B *	3,952	1,422,720
BlackRock, Cl A	261	196,071
Blackstone, Cl A	897	100,796
Block, Cl A *	1,113	70,598
Brown & Brown	1,940	144,996
Capital One Financial	2,053	229,238
Carlyle Group	1,244	42,644
Cboe Global Markets	418	76,155
Charles Schwab	3,684	225,903
Chubb	975	223,694
Cincinnati Financial	1,095	112,555
Citigroup	2,537	116,956

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Citizens Financial Group	2,164	$59,012
CME Group, Cl A	722	157,656
Coinbase Global, Cl A *	870	108,506
Discover Financial Services	2,139	198,927
East West Bancorp	9,222	580,248
Equitable Holdings	1,214	37,258
Erie Indemnity, Cl A	189	55,876
Everest Group	868	356,357
F&G Annuities & Life	40	1,632
FactSet Research Systems	295	133,771
Fidelity National Financial	3,034	136,045
Fidelity National Information Services	2,179	127,777
Fifth Third Bancorp	3,609	104,481
First American Financial	1,333	79,447
First Citizens BancShares, Cl A	181	265,688
Fiserv *	1,819	237,580
FleetCor Technologies *	691	166,186
Franklin Resources	1,281	31,769
Global Payments	459	53,446
Globe Life	786	96,780
Goldman Sachs Group	1,040	355,202
Hartford Financial Services Group	3,803	297,242
Huntington Bancshares	7,704	86,747
Interactive Brokers Group, Cl A	618	48,105
Intercontinental Exchange	2,316	263,653
Jack Henry & Associates	343	54,431
Jefferies Financial Group	1,798	63,721
JPMorgan Chase	18,902	2,950,224
KeyCorp	3,591	44,492
KKR	2,096	158,961
Loews	807	56,724
LPL Financial Holdings	431	95,811
M&T Bank	1,213	155,470
Markel Group *	93	133,835
Marsh & McLennan	1,584	315,881
Mastercard, Cl A	1,982	820,211
MetLife	3,415	217,296
Moody's	820	299,267
Morgan Stanley	8,918	707,554
Morningstar	165	46,754
MSCI, Cl A	350	182,298

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Nasdaq	4,851	$270,880
Northern Trust	1,093	86,620
Old Republic International	4,320	126,619
PayPal Holdings *	4,853	279,581
PNC Financial Services Group	1,285	172,139
Primerica	147	30,798
Principal Financial Group	2,249	166,044
Progressive	2,923	479,460
Prudential Financial	2,161	211,303
Raymond James Financial	865	90,955
Regions Financial	32,427	540,882
S&P Global	546	227,043
State Street	2,158	157,146
Synchrony Financial	3,575	115,687
T Rowe Price Group	1,288	128,967
Tradeweb Markets, Cl A	588	56,977
Travelers	1,759	317,711
Truist Financial	4,534	145,723
Unum Group	4,228	181,804
US Bancorp	4,207	160,371
Visa, Cl A	4,617	1,185,092
Wells Fargo	9,264	413,082
Willis Towers Watson	667	164,282
WR Berkley	2,502	181,520
		23,843,574

HEALTH CARE — 4.8%
Abbott Laboratories	3,173	330,912
AbbVie	5,593	796,387
Agilent Technologies	1,063	135,851
Align Technology *	400	85,520
Alnylam Pharmaceuticals *	658	110,708
Amgen	1,106	298,222
Avantor *	3,193	67,628
Baxter International	2,872	103,622
Becton Dickinson	907	214,215
Biogen *	409	95,739
BioMarin Pharmaceutical *	1,415	128,878
Bio-Rad Laboratories, Cl A *	108	32,931
Bio-Techne	492	30,947

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Boston Scientific *	3,294	$184,102
Bristol-Myers Squibb	10,631	524,959
Cardinal Health	1,497	160,299
Cencora, Cl A	2,726	554,387
Centene *	2,173	160,107
Chemed	99	56,133
Cigna Group	1,265	332,543
Cooper	416	140,159
CVS Health	2,868	194,881
Danaher	2,890	645,366
DexCom *	572	66,077
Edwards Lifesciences *	1,770	119,847
Elevance Health	1,369	656,422
Eli Lilly	5,104	3,016,668
Exact Sciences *	581	37,184
Fortrea Holdings *	887	26,113
GE HealthCare Technologies	2,077	142,191
Gilead Sciences	6,427	492,308
HCA Healthcare	3,022	756,950
Hologic *	2,693	192,011
Humana	1,033	500,860
IDEXX Laboratories *	630	293,467
Illumina *	350	35,683
Incyte *	883	47,982
Insulet *	150	28,364
Intuitive Surgical *	307	95,428
IQVIA Holdings *	654	140,021
Johnson & Johnson	6,969	1,077,825
Laboratory Corp of America Holdings	1,096	237,733
McKesson	2,358	1,109,580
Medtronic	2,869	227,426
Merck	15,587	1,597,356
Mettler-Toledo International *	197	215,110
Moderna *	1,863	144,755
Molina Healthcare *	1,602	585,627
Neurocrine Biosciences *	250	29,148
Pfizer	20,048	610,863
Quest Diagnostics	2,038	279,675
Regeneron Pharmaceuticals *	593	488,519
ResMed	1,060	167,194
Revvity	501	44,539

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Royalty Pharma, Cl A	1,078	$29,181
Seagen *	452	96,371
STERIS	377	75,754
Stryker	644	190,837
Thermo Fisher Scientific	911	451,637
United Therapeutics *	1,119	268,560
UnitedHealth Group	1,848	1,021,889
Veeva Systems, Cl A *	496	86,458
Vertex Pharmaceuticals *	1,035	367,228
Viatris, Cl W	3,810	34,976
Waters *	385	108,035
West Pharmaceutical Services	206	72,257
Zimmer Biomet Holdings	951	110,611
Zoetis, Cl A	2,587	457,045
		22,218,261

INDUSTRIALS — 6.5%
3M	3,769	373,395
A O Smith	331	24,944
Acuity Brands	141	25,276
AECOM	1,348	119,783
AGCO	1,515	171,998
Air Lease, Cl A	1,150	44,608
Allegion	314	33,312
Allison Transmission Holdings	2,427	129,796
AMETEK	1,350	209,560
Automatic Data Processing	1,188	273,145
Axon Enterprise *	388	89,190
AZEK, Cl A *	5,412	186,660
Boeing *	1,137	263,363
Booz Allen Hamilton Holding, Cl A	3,837	480,124
Broadridge Financial Solutions	1,442	279,488
Builders FirstSource *	4,773	640,107
Carlisle	851	238,629
Carrier Global	3,583	186,173
Caterpillar	2,372	594,708
Cintas	1,065	589,211
Copart *	8,172	410,398
Core & Main, Cl A *	793	27,779
CSX	11,600	374,680

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Cummins	2,291	$513,550
Deere	1,394	507,987
Delta Air Lines	12,347	455,975
Dover	2,936	414,446
Eaton	3,722	847,462
Emerson Electric	3,927	349,110
Equifax	514	111,903
Esab	5,293	408,355
Expeditors International of Washington	2,457	295,675
Experian	4,503	165,547
Fastenal	7,132	427,706
FedEx	1,334	345,279
Ferguson	1,049	179,736
Fortive	1,838	126,785
FTI Consulting *	154	33,951
General Dynamics	1,087	268,456
General Electric	5,471	666,368
Graco	797	64,382
HEICO	516	88,251
HEICO, Cl A	651	89,454
Honeywell International	1,379	270,174
Howmet Aerospace	4,905	258,003
Hubbell, Cl B	1,447	434,100
IDEX	1,052	212,167
Illinois Tool Works	1,178	285,323
Ingersoll Rand	8,258	589,869
ITT	1,371	148,438
Jacobs Solutions	2,452	311,845
JB Hunt Transport Services	1,400	259,378
Johnson Controls International	3,316	175,085
L3Harris Technologies	542	103,419
Landstar System	1,364	235,495
Leidos Holdings	1,402	150,463
Lennox International	704	286,289
Lincoln Electric Holdings	259	51,297
Lockheed Martin	808	361,798
Masco	908	54,979
Nordson	890	209,453
Norfolk Southern	1,198	261,356
Northrop Grumman	393	186,738
nVent Electric	2,244	119,493

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Old Dominion Freight Line	1,981	$770,728
Otis Worldwide	1,961	168,234
Owens Corning	2,741	371,625
PACCAR	6,179	567,356
Parker-Hannifin	1,745	755,899
Paychex	1,916	233,694
Paycom Software	173	31,427
Paylocity Holding *	162	25,381
Pentair	3,327	214,725
Quanta Services	3,323	625,754
Regal Beloit	1,662	199,108
Republic Services, Cl A	927	150,026
Rockwell Automation	581	160,031
Rollins	2,592	105,598
RTX	2,921	238,003
Ryder System	349	37,392
Saia *	479	186,997
Schneider Electric	3,162	581,972
Snap-on	917	251,891
Southwest Airlines	2,253	57,609
SS&C Technologies Holdings	1,137	63,968
Stanley Black & Decker	966	87,809
Textron	857	65,698
Timken	1,565	113,306
Toro	245	20,335
Trane Technologies	3,992	899,837
TransDigm Group	266	256,123
TransUnion	731	42,924
Uber Technologies *	4,875	274,852
U-Haul Holding *	93	5,265
U-Haul Holding, Cl B	878	47,544
Union Pacific	2,930	660,041
United Airlines Holdings *	2,529	99,643
United Parcel Service, Cl B	3,226	489,094
United Rentals	2,289	1,089,610
Veralto *	369	28,505
Verisk Analytics, Cl A	1,230	296,959
Vertiv Holdings, Cl A	9,883	431,492
Waste Management	2,256	385,753
Watsco	559	213,667
Westinghouse Air Brake Technologies	2,149	250,487

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
WW Grainger	784	$616,373
XPO *	3,637	313,800
Xylem	849	89,255
		29,667,657

INFORMATION TECHNOLOGY — 9.3%
Accenture, Cl A	3,613	1,203,635
Adobe *	716	437,483
Advanced Micro Devices *	3,281	397,526
Akamai Technologies *	1,533	177,108
Amdocs	1,283	107,477
Amphenol, Cl A	3,386	308,092
Analog Devices	1,276	233,993
ANSYS *	174	51,045
Apple	38,501	7,313,265
Applied Materials	1,922	287,877
AppLovin, Cl A *	3,409	127,769
Arista Networks *	2,479	544,661
Arrow Electronics *	1,279	151,638
Atlassian, Cl A *	212	40,481
Autodesk *	970	211,877
Avnet	1,696	79,305
Bentley Systems, Cl B	1,002	52,164
Broadcom	2,387	2,209,718
Cadence Design Systems *	2,020	552,005
CDW	2,462	519,187
Cisco Systems	10,245	495,653
Cloudflare, Cl A *	528	40,735
Cognizant Technology Solutions, Cl A	3,019	212,477
Corning	4,142	118,006
Crowdstrike Holdings, Cl A *	236	55,930
Datadog, Cl A *	325	37,885
Dell Technologies, Cl C	1,214	92,106
DocuSign, Cl A *	653	28,144
Dynatrace *	932	49,909
Enphase Energy *	452	45,661
Entegris	400	41,760
EPAM Systems *	688	177,635
Fair Isaac *	436	474,194
First Solar *	317	50,016

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Flex *	1,608	$40,924
Fortinet *	5,815	305,636
Gartner *	747	324,825
Gen Digital	2,259	49,879
GoDaddy, Cl A *	1,390	139,083
Hewlett Packard Enterprise	15,022	254,022
HP	4,159	122,025
HubSpot *	274	135,337
Intel	6,743	301,412
International Business Machines	3,886	616,164
Intuit	289	165,152
Jabil	4,017	463,240
Juniper Networks	1,278	36,359
Keysight Technologies *	2,743	372,746
KLA	1,690	920,408
Kyndryl Holdings *	6,559	118,259
Lam Research	1,126	806,126
Manhattan Associates *	440	98,142
Marvell Technology	3,339	186,082
Microchip Technology	4,231	353,035
Micron Technology	2,855	217,322
Microsoft	21,581	8,177,257
MongoDB, Cl A *	27	11,225
Monolithic Power Systems	140	76,821
Motorola Solutions	1,467	473,650
NetApp	1,110	101,443
Nutanix, Cl A *	1,727	74,416
NVIDIA	10,791	5,046,951
Okta, Cl A *	294	19,713
ON Semiconductor *	5,282	376,765
Oracle	3,908	454,149
Palantir Technologies, Cl A *	5,170	103,659
Palo Alto Networks *	605	178,529
Pegasystems	493	25,626
PTC *	719	113,142
QUALCOMM	5,201	671,189
Roper Technologies	433	233,062
Salesforce *	1,182	297,746
Seagate Technology Holdings	1,276	100,932
ServiceNow *	117	80,232
Skyworks Solutions	1,111	107,689

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Snowflake, Cl A *	440	$82,579
Splunk *	600	90,924
Synopsys *	1,374	746,398
TD SYNNEX	1,634	161,178
TE Connectivity	1,365	178,815
Teledyne Technologies *	930	374,753
Teradata *	435	20,554
Teradyne	2,561	236,201
Texas Instruments	1,924	293,814
Trimble *	1,952	90,573
Twilio, Cl A *	740	47,863
Tyler Technologies *	104	42,519
Ubiquiti	409	45,914
Universal Display	845	142,974
VeriSign *	563	119,469
Vontier	628	21,182
Western Digital *	2,861	138,215
Workday, Cl A *	241	65,244
Zebra Technologies, Cl A *	408	96,688
Zoom Video Communications, Cl A *	780	52,907
Zscaler *	219	43,259
		42,768,814

MATERIALS — 1.5%
Air Products & Chemicals	894	241,872
Albemarle	2,400	291,048
Amcor	15,203	144,124
Avery Dennison	783	152,293
Ball	1,853	102,452
Celanese, Cl A	897	124,378
CF Industries Holdings	1,501	112,800
Chemours	3,310	90,793
Corteva	4,090	184,868
Crown Holdings	819	70,442
Dow	3,898	201,721
DuPont de Nemours	1,894	135,497
Eagle Materials	274	49,608
Eastman Chemical	425	35,628
Ecolab	728	139,579
Element Solutions	2,957	61,979

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
MATERIALS — continued
Freeport-McMoRan	11,224	$418,880
Graphic Packaging Holding	1,659	37,610
International Flavors & Fragrances	1,296	97,692
International Paper	3,545	130,952
Linde	799	330,602
LyondellBasell Industries, Cl A	2,752	261,715
Martin Marietta Materials	509	236,476
Mosaic	2,649	95,073
Newmont	1,835	73,749
Nucor	4,540	771,664
Olin	3,385	159,569
Packaging Corp of America	1,155	194,052
PPG Industries	1,244	176,636
Reliance Steel & Aluminum	1,913	526,572
RPM International	1,535	157,998
Sherwin-Williams	748	208,542
Silgan Holdings	925	38,591
Steel Dynamics	3,905	465,203
United States Steel	564	20,248
Vulcan Materials	514	109,770
Westlake	200	25,678
		6,676,354

REAL ESTATE — 0.1%
CBRE Group, Cl A *	3,991	315,129
CoStar Group *	819	68,010
Zillow Group, Cl C *	796	32,588
		415,727

UTILITIES — 0.8%
AES	2,704	46,536
Alliant Energy	1,020	51,581
Ameren	950	73,710
American Electric Power	2,079	165,384
American Water Works	463	61,042
Atmos Energy	1,028	116,997
Avangrid	928	28,647
CenterPoint Energy	2,026	57,275
CMS Energy	1,972	111,931
Consolidated Edison	1,641	147,870

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
UTILITIES — continued
Constellation Energy	1,592	$192,696
Dominion Energy	2,310	104,735
DTE Energy	954	99,321
Duke Energy	1,937	178,746
Edison International	1,913	128,152
Entergy	1,668	169,152
Essential Utilities	800	28,488
Evergy	1,889	96,414
Eversource Energy	830	49,310
Exelon	4,778	184,001
FirstEnergy	4,518	166,895
NextEra Energy	2,637	154,291
NiSource	1,604	41,127
PG&E *	8,810	151,268
Pinnacle West Capital	6,603	494,829
PPL	4,512	117,853
Public Service Enterprise Group	2,481	154,889
Sempra	2,838	206,805
Southern	2,768	196,473
Vistra	3,221	114,056
WEC Energy Group	243	20,320
Xcel Energy	931	56,642
		3,967,436

		185,671,074
ZAMBIA — 0.0%
First Quantum Minerals	6,725	55,061

Total Common Stock
(Cost $167,964,725)		242,301,471
REGISTERED INVESTMENT COMPANIES — 45.5%

EQUITY FUNDS — 45.5%
AQR International Defensive Style Fund, Cl R6	360,553	4,943,183
AQR Large Cap Defensive Style Fund, Cl R6	194,540	5,190,338
Avantis Emerging Markets Equity ETF	185,414	10,229,290
Avantis International Equity ETF	58,174	3,373,510
Avantis International Small Cap Value ETF	67,034	3,996,567
DFA Emerging Markets Portfolio, Cl I	542,003	14,547,353

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

REGISTERED INVESTMENT COMPANIES — continued
	Shares	Value
EQUITY FUNDS — continued
DFA Emerging Markets Small Cap Portfolio, Cl I	375,996	$8,411,031
DFA Emerging Markets Targeted Value Portfolio, Cl I	142,277	1,580,693
DFA International High Relative Profitability Portfolio, Cl I	736,915	8,946,154
DFA International Real Estate Securities, Cl I	1,399,509	5,038,233
DFA International Small Cap Growth Portfolio, Cl I	113,213	1,594,045
DFA International Small Cap Value Portfolio, Cl I	435,335	8,937,438
DFA International Value Portfolio, Cl I	483,291	9,371,022
DFA Large Cap International Portfolio, Cl I	689,634	17,461,524
DFA Real Estate Securities Portfolio, Cl I	416,902	15,433,705
DFA US Small Cap Portfolio, Cl I	221,192	9,000,313
DFA US Small Cap Value Portfolio, Cl I	145,009	6,012,060
DFA US Targeted Value Portfolio, Cl I	662,831	19,169,073
Dimensional Emerging Markets High Profitability	224,866	5,306,838
iShares MSCI Global Min Vol Factor ETF	242,612	23,962,787
iShares MSCI USA Momentum Factor ETF	50,000	7,505,500
Schwab International Small-Cap Equity ETF	49,142	1,643,800
Vanguard Small Cap Value ETF	24,094	3,973,342
Vanguard US Momentum Factor ETF	25,450	3,064,918
Vanguard US Quality Factor ETF	28,129	3,312,139
Vanguard US Value Factor ETF	68,077	7,032,354
Total Registered Investment Companies
(Cost $165,090,882)		209,037,210
PREFERRED STOCK — 0.1%

BRAZIL — 0.1%
Cia Energetica de Minas Gerais(2)	7,279	16,341
Petroleo Brasileiro(2)	43,300	313,091

Total Preferred Stock
(Cost $214,693)		329,432
RIGHTS — 0.0%
	Number of Rights
Abiomed(1)	241	3,762

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

RIGHTS — continued
	Number of Rights	Value
Wistron(1)	30	$—

Total Rights
(Cost $–)		3,762
WARRANTS — 0.0%
	Number of Warrants
Constellation Software, Expires 08/22/28(1)	22	—

(Cost $–)		—
SHORT-TERM INVESTMENT — 1.1%
	Shares
DWS Government Money Market Series, Institutional Shares, 5.450% (A)
(Cost $5,132,167)	5,132,167	5,132,167

Total Investments — 99.5%
(Cost $338,402,467)		$456,804,042

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

A list of open futures contracts held by the Fund at November 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
IFSC Nifty50 Index	101	Dec-2023	$4,055,720	$4,092,318	$36,598
MSCI EAFE Index	1	Dec-2023	105,541	106,330	789
S&P 500 Index E-MINI	2	Dec-2023	450,554	457,675	7,121
S&P TSX 60 Index	2	Dec-2023	365,557	359,601	(4,713)
			$4,977,372	$5,015,924	$39,795

Percentages are based on Net Assets of $459,327,224.

*	Non-income producing security.
‡	Real Estate Investment Trust
(1)	Level 3 security in accordance with fair value hierarchy.
(2)	No Interest Rate Available.
(A)	The rate reported is the 7-day effective yield as of November 30, 2023.

ADR — American Depositary Receipt
Cl — Class
EAFE — Europe, Australasia and Far East
ETF — Exchange-Traded Fund
IFSC— International Financial Service Centre
Min. — Minimum
MSCI — Morgan Stanley Capital International
NVDR — Non-Voting Depositary Receipt
S&P— Standard & Poor's
Ser — Series
TSX — Toronto Stock Exchange
Vol — Volatility

Amounts designated as “—” are $0.

SYM-QH-001-0500

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 99.3%
	Shares	Value
EQUITY FUNDS — 99.3%
AQR Emerging Multi-Style II Fund, Cl R6	643,831	$6,232,288
AQR International Defensive Style Fund, Cl R6	88,209	1,209,342
AQR International Multi-Style Fund, Cl R6	1,038,391	13,218,712
AQR Large Cap Defensive Style Fund, Cl R6	63,556	1,695,683
AQR Large Capital Multi-Style Fund, Cl R6	1,086,127	20,017,316
Avantis Emerging Markets Equity ETF	51,424	2,837,062
Avantis International Equity ETF	54,414	3,155,468
Avantis International Small Cap Value ETF	23,085	1,376,328
DFA Emerging Markets Core Equity Portfolio, Cl I	29,310	641,607
DFA Emerging Markets Portfolio, Cl I	125,208	3,360,582
DFA Emerging Markets Small Cap Portfolio, Cl I	90,126	2,016,125
DFA Emerging Markets Targeted Value Portfolio, Cl I	33,646	373,805
DFA International High Relative Profitability Portfolio, Cl I	239,464	2,907,090
DFA International Small Cap Growth Portfolio, Cl I	30,149	424,499
DFA International Small Cap Value Portfolio, Cl I	155,222	3,186,714
DFA Large Cap International Portfolio, Cl I	232,133	5,877,599
DFA Real Estate Securities Portfolio, Cl I	56,291	2,083,882
DFA US High Relative Profitability Portfolio, Cl I	412,431	8,091,888
Dimensional Emerging Markets High Profitability	105,394	2,487,298
Dimensional International Value ETF	91,494	3,037,601
Dimensional US Core Equity 2 ETF	145,685	4,013,622
Dimensional US Equity ETF	311,583	15,438,938
Dimensional US Marketwide Value ETF	218,573	7,632,569
Dimensional US Small Cap ETF	47,433	2,553,318
Dimensional US Targeted Value ETF	177,534	8,340,547
iShares MSCI Global Min Vol Factor ETF	83,992	8,295,890
iShares MSCI USA Momentum Factor ETF	4,736	710,921
Schwab International Small-Cap Equity ETF	11,998	401,333
Vanguard Small Cap Value ETF	7,431	1,225,446
Vanguard US Momentum Factor ETF	2,889	347,919
Vanguard US Quality Factor ETF	8,804	1,036,655

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND
NOVEMBER 30, 2023 (Unaudited)

REGISTERED INVESTMENT COMPANIES — continued
	Shares	Value
EQUITY FUNDS — continued
Vanguard US Value Factor ETF	17,776	$1,836,261
Total Registered Investment Companies
(Cost $108,672,741)		136,064,308
SHORT-TERM INVESTMENT — 0.7%

DWS Government Money Market Series, Institutional Shares, 5.450% (A)
(Cost $929,320)	929,320	929,320

Total Investments — 100.0%
(Cost $109,602,061)		$136,993,628

Percentages are based on Net Assets of $136,950,752.

(A)	The rate reported is the 7-day effective yield as of November 30, 2023.

Cl — Class
ETF — Exchange-Traded Fund
Min — Minimum
MSCI — Morgan Stanley Capital International
Vol — Volatility

Amounts designated as “—” are $0.

SYM-QH-001-0500

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 99.0%
	Shares	Value
FIXED INCOME FUNDS — 99.0%
iShares Core 1-5 Year USD Bond ETF, Cl 5	576,783	$27,117,453
JPMorgan BetaBuilders U.S. Aggregate Bond ETF	558,422	25,223,922
Vanguard Short-Term Bond Index Fund, Cl Institutional Plus (A)	8,460,438	84,350,571
Vanguard Total Bond Market Index Fund, Cl Institutional Plus (A)	7,387,603	69,369,594
Total Registered Investment Companies
(Cost $220,471,000)		206,061,540
SHORT-TERM INVESTMENT — 1.1%

DWS Government Money Market Series, Institutional Shares, 5.450% (B)
(Cost $2,184,442)	2,184,442	2,184,442

Total Investments — 100.1%
(Cost $222,655,442)		$208,245,982

Percentages are based on Net Assets of $208,067,839.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of November 30, 2023.

Cl — Class
ETF — Exchange-Traded Fund
USD — U.S. Dollar

SYM-QH-001-0500

SYMMETRY PANORAMIC MUNICIPAL FIXED INCOME FUND
NOVEMBER 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 99.3%
	Shares	Value
MUNICIPAL BOND FUNDS — 99.3%
DFA Intermediate-Term Municipal Bond Portfolio, Cl I (A)	1,004,061	$10,030,565
DFA Short-Term Municipal Bond Portfolio, Cl I (A)	1,884,604	19,109,885
iShares National Muni Bond ETF	18,687	1,990,540
iShares Short-Term National Muni Bond ETF	41,548	4,358,385
Vanguard Tax-Exempt Bond Index ETF	81,697	4,085,667
Total Registered Investment Companies
(Cost $40,319,628)		39,575,042
SHORT-TERM INVESTMENT — 0.9%

DWS Government Money Market Series, Institutional Shares, 5.450% (B)
(Cost $377,183)	377,183	377,183

Total Investments — 100.2%
(Cost $40,696,811)		$39,952,225

Percentages are based on Net Assets of $39,889,540.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of November 30, 2023.

Cl — Class
ETF — Exchange-Traded Fund

SYM-QH-001-0500

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 99.0%
	Shares	Value
FIXED INCOME FUNDS — 99.0%
DFA Five-Year Global Fixed Income Portfolio, Cl I	2,254,553	$22,928,807
JPMorgan BetaBuilders U.S. Aggregate Bond ETF	950,146	42,918,095
Vanguard Total Bond Market Index Fund, Cl Institutional Plus (A)	12,345,417	115,923,466
Vanguard Total International Bond Index Fund, Cl Institutional (A)	4,820,076	142,047,647
Total Registered Investment Companies
(Cost $358,335,634)		323,818,015
SHORT-TERM INVESTMENT — 1.1%

DWS Government Money Market Series, Institutional Shares, 5.450% (B)
(Cost $3,515,998)	3,515,998	3,515,998

Total Investments — 100.1%
(Cost $361,851,632)		$327,334,013

Percentages are based on Net Assets of $327,151,399.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of November 30, 2023.

Cl — Class

SYM-QH-001-0500

SYMMETRY PANORAMIC ALTERNATIVES FUND
NOVEMBER 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 94.9%
	Shares	Value
EQUITY FUNDS — 94.9%
AQR Alternative Risk Premia Fund, Cl R6	47,747	$509,939
AQR Diversified Arbitrage Fund, Cl R6 (A)	425,423	5,126,343
AQR Managed Futures Strategy Fund, Cl R6	281,412	2,552,408
AQR Style Premia Alternative Fund, Cl R6	229,425	2,012,056
Total Registered Investment Companies
(Cost $9,232,600)		10,200,746
SHORT-TERM INVESTMENT — 5.0%

DWS Government Money Market Series, Institutional Shares, 5.450% (B)
(Cost $539,138)	539,138	539,138

Total Investments — 99.9%
(Cost $9,771,738)		$10,739,884

Percentages are based on Net Assets of $10,750,678.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of November 30, 2023.

Cl — Class

SYM-QH-001-0500